UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23180

T. Rowe Price Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Total Return Fund

Investor Class (PTTFX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Investor Class	$47	0.46%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,937	9,951
2/28/17	10,067	10,051
5/31/17	10,263	10,201
8/31/17	10,418	10,327
11/30/17	10,413	10,270
2/28/18	10,327	10,102
5/31/18	10,367	10,163
8/31/18	10,417	10,218
11/30/18	10,324	10,133
2/28/19	10,647	10,422
5/31/19	11,056	10,814
8/31/19	11,482	11,258
11/30/19	11,485	11,226
2/29/20	11,851	11,640
5/31/20	11,715	11,832
8/31/20	12,228	11,987
11/30/20	12,395	12,044
2/28/21	12,350	11,801
5/31/21	12,381	11,784
8/31/21	12,641	11,977
11/30/21	12,575	11,905
2/28/22	12,163	11,489
5/31/22	11,268	10,815
8/31/22	10,985	10,597
11/30/22	10,617	10,376
2/28/23	10,709	10,372
5/31/23	10,852	10,583
8/31/23	10,725	10,471
11/30/23	10,741	10,499
2/29/24	11,000	10,717
5/31/24	11,027	10,722
8/31/24	11,574	11,235
11/30/24	11,578	11,220
2/28/25	11,745	11,340
5/31/25	11,671	11,307

202501-4140694, 202507-4489265

F228-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Investor Class)	5.84%	-0.07%	1.83%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$652,211
  Number of Portfolio Holdings1,454
  Investment Advisory Fees Paid (000s)$1,631
  Portfolio Turnover Rate150.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	28.5%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.6
Asset-Backed Securities	13.5
Bank Loans	7.5
Non-U.S. Government Mortgage-Backed Securities	7.5
Foreign Government Obligations & Municipalities	1.3
Municipal Securities	0.5
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	16.1%
U.S. Treasury Bonds	12.4
Federal National Mortgage Assn.	9.4
Federal Home Loan Mortgage	5.4
Government National Mortgage Assn.	4.8
Carvana Auto Receivables Trust	0.6
CarMax Auto Owner Trust	0.6
Cross Mortgage Trust	0.6
Santander Drive Auto Receivables Trust	0.5
Octagon Investment Partners 47	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

Investor Class (PTTFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Total Return Fund

Advisor Class (PTATX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - Advisor Class	$77	0.75%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of May 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark
11/15/16	10,000	10,000
11/30/16	9,936	9,951
2/28/17	10,056	10,051
5/31/17	10,243	10,201
8/31/17	10,388	10,327
11/30/17	10,375	10,270
2/28/18	10,284	10,102
5/31/18	10,317	10,163
8/31/18	10,358	10,218
11/30/18	10,259	10,133
2/28/19	10,572	10,422
5/31/19	10,970	10,814
8/31/19	11,383	11,258
11/30/19	11,379	11,226
2/29/20	11,733	11,640
5/31/20	11,590	11,832
8/31/20	12,089	11,987
11/30/20	12,245	12,044
2/28/21	12,192	11,801
5/31/21	12,214	11,784
8/31/21	12,472	11,977
11/30/21	12,387	11,905
2/28/22	11,972	11,489
5/31/22	11,083	10,815
8/31/22	10,809	10,597
11/30/22	10,427	10,376
2/28/23	10,523	10,372
5/31/23	10,643	10,583
8/31/23	10,511	10,471
11/30/23	10,532	10,499
2/29/24	10,778	10,717
5/31/24	10,784	10,722
8/31/24	11,323	11,235
11/30/24	11,320	11,220
2/28/25	11,460	11,340
5/31/25	11,381	11,307

202501-4140694, 202507-4489265

F229-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (Advisor Class)	5.54%	-0.36%	1.53%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.45

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$652,211
  Number of Portfolio Holdings1,454
  Investment Advisory Fees Paid (000s)$1,631
  Portfolio Turnover Rate150.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	28.5%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.6
Asset-Backed Securities	13.5
Bank Loans	7.5
Non-U.S. Government Mortgage-Backed Securities	7.5
Foreign Government Obligations & Municipalities	1.3
Municipal Securities	0.5
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	16.1%
U.S. Treasury Bonds	12.4
Federal National Mortgage Assn.	9.4
Federal Home Loan Mortgage	5.4
Government National Mortgage Assn.	4.8
Carvana Auto Receivables Trust	0.6
CarMax Auto Owner Trust	0.6
Cross Mortgage Trust	0.6
Santander Drive Auto Receivables Trust	0.5
Octagon Investment Partners 47	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

Advisor Class (PTATX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

May 31, 2025

Total Return Fund

I Class (PTKIX)

This annual shareholder report contains important information about Total Return Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Return Fund - I Class	$33	0.32%

What drove fund performance during the past 12 months?

  The U.S. investment-grade fixed income market generated positive results for the 12-month reporting period. Treasury yields fell across most maturities, benefiting bond investors, and credit sectors continued to perform well amid a resilient economy, although policy uncertainty led to increased volatility in the second half of the period.

  Out-of-benchmark allocations to high yield corporate bonds and leveraged loans contributed versus the Bloomberg U.S. Aggregate Bond Index. Despite increased volatility late in the period, these sectors performed well through the second half of 2024 and into early 2025. Our positioning for a steeper yield curve was also beneficial.

  Tactical adjustments to the fund’s duration position detracted from performance versus the benchmark. Security selection in the agency mortgage-backed securities sector also hurt performance.

  The fund invests in a diversified portfolio of bonds and other debt instruments and is constructed with an aim of being able to respond to a wide variety of market conditions. By the end of the period, credit risk levels in the portfolio, as measured by the duration times spread metric, were below longer-term averages amid elevated uncertainty and stretched valuations. With increased inflation expectations, the fund also held inflation swaps.

  Overall, the fund held material exposure to derivatives, including interest rate and credit derivatives that help the investment team more efficiently manage duration and sector positioning.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of May 31, 2025

	I Class	Regulatory/Strategy Benchmark
11/15/16	500,000	500,000
11/30/16	496,851	497,530
2/28/17	503,363	502,564
5/31/17	513,256	510,073
8/31/17	521,056	516,343
11/30/17	520,933	513,521
2/28/18	516,856	505,103
5/31/18	519,026	508,162
8/31/18	522,174	510,924
11/30/18	517,720	506,629
2/28/19	533,443	521,113
5/31/19	554,123	540,686
8/31/19	575,568	562,898
11/30/19	576,503	561,300
2/29/20	595,034	581,993
5/31/20	588,368	591,595
8/31/20	613,717	599,337
11/30/20	622,323	602,185
2/28/21	620,290	590,046
5/31/21	622,099	589,200
8/31/21	635,958	598,831
11/30/21	632,907	595,239
2/28/22	611,769	574,444
5/31/22	566,964	540,756
8/31/22	553,535	529,870
11/30/22	534,537	518,813
2/28/23	539,983	518,597
5/31/23	546,764	529,168
8/31/23	540,523	523,548
11/30/23	541,527	524,934
2/29/24	555,425	535,852
5/31/24	556,327	536,077
8/31/24	584,780	561,749
11/30/24	585,222	561,023
2/28/25	593,124	566,975
5/31/25	589,617	565,341

202501-4140694, 202507-4489265

F230-052 7/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/15/16
Total Return Fund (I Class)	5.98%	0.04%	1.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	5.46	-0.90	1.45

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$652,211
  Number of Portfolio Holdings1,454
  Investment Advisory Fees Paid (000s)$1,631
  Portfolio Turnover Rate150.3%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

U.S. Government Agency Obligations (Excluding Mortgage-Backed)	28.5%
U.S. Government & Agency Mortgage-Backed Securities	20.1
Corporate Bonds	18.6
Asset-Backed Securities	13.5
Bank Loans	7.5
Non-U.S. Government Mortgage-Backed Securities	7.5
Foreign Government Obligations & Municipalities	1.3
Municipal Securities	0.5
Short-Term and Other	2.5

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	16.1%
U.S. Treasury Bonds	12.4
Federal National Mortgage Assn.	9.4
Federal Home Loan Mortgage	5.4
Government National Mortgage Assn.	4.8
Carvana Auto Receivables Trust	0.6
CarMax Auto Owner Trust	0.6
Cross Mortgage Trust	0.6
Santander Drive Auto Receivables Trust	0.5
Octagon Investment Partners 47	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Total Return Fund

I Class (PTKIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$46,217	$46,029
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
May 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PTTFX Total Return Fund
PTATX Total Return Fund–
.
Advisor Class
PTKIX Total Return Fund–
.
I Class

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23
Investment activities
Net investment income
(1)(2)
0.43 0.41 0.35 0.26 0.28
Net realized and unrealized
gain/loss 0.05 (0.28) (0.69) (1.18) 0.30
(3)
Total from investment
activities 0.48 0.13 (0.34) (0.92) 0.58
Distributions
Net investment income (0.42) (0.38) (0.36) (0.26) (0.28)
Net realized gain — — — (0.07) (0.04)
Tax return of capital (0.01) (0.04) (0.01) — —
Total distributions (0.43) (0.42) (0.37) (0.33) (0.32)
NET ASSET VALUE
End of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
5.84% 1.61% (3.69)% (8.99)% 5.69%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.55% 0.58% 0.60% 0.55% 0.66%
Net expenses after
waivers/payments by Price
Associates 0.46% 0.46% 0.46% 0.49% 0.53%
Net investment income 5.10% 4.98% 4.06% 2.55% 2.69%
Portfolio turnover rate
(5)
150.3% 255.2% 323.0% 324.9% 458.4%
Net assets, end of period (in
thousands) $96,939 $95,934 $89,573 $93,291 $133,804
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been
96.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.23
Investment activities
Net investment income
(1)(2)
0.40 0.39 0.33 0.24 0.25
Net realized and unrealized
gain/loss 0.05 (0.28) (0.70) (1.19) 0.30
(3)
Total from investment
activities 0.45 0.11 (0.37) (0.95) 0.55
Distributions
Net investment income (0.39) (0.36) (0.34) (0.23) (0.25)
Net realized gain — — — (0.07) (0.04)
Tax return of capital (0.01) (0.04) —
(4)
— —
Total distributions (0.40) (0.40) (0.34) (0.30) (0.29)
NET ASSET VALUE
End of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(5)
5.54% 1.32% (3.97)% (9.25)% 5.38%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.91% 0.87% 0.80% 0.84% 1.08%
Net expenses after
waivers/payments by Price
Associates 0.75% 0.75% 0.75% 0.76% 0.82%
Net investment income 4.81% 4.67% 3.76% 2.42% 2.42%
Portfolio turnover rate
(6)
150.3% 255.2% 323.0% 324.9% 458.4%
Net assets, end of period (in
thousands) $855 $757 $826 $972 $259
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Amounts round to less than $0.01 per share.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been
96.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 8.24 $ 8.53 $ 9.24 $ 10.49 $ 10.24
Investment activities
Net investment income
(1)(2)
0.44 0.42 0.37 0.28 0.27
Net realized and unrealized
gain/loss 0.05 (0.28) (0.70) (1.18) 0.31
(3)
Total from investment
activities 0.49 0.14 (0.33) (0.90) 0.58
Distributions
Net investment income (0.43) (0.39) (0.37) (0.28) (0.29)
Net realized gain — — — (0.07) (0.04)
Tax return of capital (0.01) (0.04) (0.01) — —
Total distributions (0.44) (0.43) (0.38) (0.35) (0.33)
NET ASSET VALUE
End of period $ 8.29 $ 8.24 $ 8.53 $ 9.24 $ 10.49

T. ROWE PRICE Total Return Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(4)
5.98% 1.75% (3.56)% (8.86)% 5.73%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.38% 0.38% 0.38% 0.39% 0.48%
Net expenses after
waivers/payments by Price
Associates 0.32% 0.33% 0.33% 0.34% 0.37%
Net investment income 5.23% 5.10% 4.21% 2.75% 2.60%
Portfolio turnover rate
(5)
150.3% 255.2% 323.0% 324.9% 458.4%
Net assets, end of period (in
thousands) $554,417 $549,443 $594,730 $546,335 $452,452
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions; had these transactions been excluded from the calculation, the portfolio turnover for the periods ending 5/31/25, 5/31/24, 5/31/23 and 5/31/22 would have been
96.0%, 109.7%, 95.3% and 73.1%, respectively.

T. ROWE PRICE Total Return Fund
May 31, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  13.5%
Car Loan  4.1%
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.827%, 5/17/32 (1) 160 162
Ally Bank Auto Credit-Linked Notes
Series 2024-A, Class C
6.022%, 5/17/32 (1) 160 162
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 194 194
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.215%, 9/15/32 (1) 194 194
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  430 439
Avis Budget Rental Car Funding AESOP
Series 2022-5A, Class C
6.24%, 4/20/27 (1) 120 120
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class C
6.18%, 10/20/27 (1) 100 101
Avis Budget Rental Car Funding AESOP
Series 2023-2A, Class D
7.26%, 10/20/27 (1) 245 246
Avis Budget Rental Car Funding AESOP
Series 2023-3A, Class D
7.32%, 2/20/28 (1) 140 141
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class B, FRN
SOFR30A + 1.30%, 5.622%, 12/26/31 (1) 247 248
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.822%, 12/26/31 (1) 142 143
CarMax Auto Owner Trust
Series 2022-2, Class C
4.26%, 12/15/27  1,605 1,593
CarMax Auto Owner Trust
Series 2023-3, Class C
5.61%, 2/15/29  480 489
CarMax Auto Owner Trust
Series 2024-1, Class C
5.47%, 8/15/29  515 520

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CarMax Auto Owner Trust
Series 2024-2, Class D
6.42%, 10/15/30  1,190 1,225
CarMax Auto Owner Trust
Series 2024-3, Class D
5.67%, 1/15/31  215 218
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  230 233
CarMax Select Receivables Trust
Series 2024-A, Class C
5.62%, 1/15/30  970 984
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  525 509
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 490 484
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  1,210 1,176
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 330 334
Carvana Auto Receivables Trust
Series 2024-N1, Class C
5.80%, 5/10/30 (1) 865 878
Carvana Auto Receivables Trust
Series 2024-N2, Class B
5.67%, 9/10/30 (1) 350 355
Carvana Auto Receivables Trust
Series 2024-N2, Class C
5.82%, 9/10/30 (1) 450 458
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 1,224 1,201
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  135 137
Exeter Automobile Receivables Trust
Series 2023-4A, Class B
6.31%, 10/15/27  223 224
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  400 404

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  330 334
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  290 292
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class B
5.72%, 1/16/29  155 158
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class C
5.92%, 2/16/29  255 260
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class B
5.73%, 6/15/28 (1) 1,555 1,565
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 347 352
Huntington Bank Auto Credit-Linked Notes
Series 2024-2, Class B1
5.442%, 10/20/32 (1) 811 816
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 1,003 1,000
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class B
5.79%, 4/25/29 (1) 85 86
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class C
6.13%, 4/25/29 (1) 130 131
Navistar Financial Dealer Note Master Owner Trust II
Series 2023-1, Class A
6.18%, 8/25/28 (1) 250 251
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class B
6.493%, 6/15/33 (1) 117 117
Santander Bank Auto Credit-Linked Notes
Series 2023-A, Class C
6.736%, 6/15/33 (1) 62 62
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class C
5.933%, 12/15/33 (1) 965 968
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class B
5.622%, 6/15/32 (1) 261 262

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Bank Auto Credit-Linked Notes
Series 2024-A, Class C
5.818%, 6/15/32 (1) 314 316
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class B
4.965%, 1/18/33 (1) 250 249
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 260 259
Santander Consumer Auto Receivables Trust
Series 2021-AA, Class D
1.57%, 1/15/27 (1) 665 658
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 3,500 3,478
Securitized Term Auto Receivables Trust
Series 2025-A, Class B
5.038%, 7/25/31 (1) 272 273
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class B
5.38%, 1/21/31 (1) 1,035 1,051
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 95 96
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 96 97
26,703
Collateralized Mortgage Obligations  0.1%
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D
3.299%, 2/17/39 (1) 620 593
593
Other Asset-Backed Securities  8.9%
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 2,520 2,504
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class B
5.37%, 1/21/31 (1) 835 849
Apidos XXXVII
Series 2021-37A, Class B, CLO, FRN
3M TSFR + 1.862%, 6.134%, 10/22/34 (1) 525 525
Applebee's Funding
Series 2019-1A, Class A2II
4.723%, 6/5/49 (1) 2,077 2,040

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 410 417
Battalion XII
Series 2018-12A, Class CRR, CLO, FRN
3M TSFR + 1.55%, 5.874%, 5/17/31 (1) 660 656
Battalion XV
Series 2020-15A, Class CR, CLO, FRN
3M TSFR + 1.90%, 6.18%, 1/17/33 (1) 635 635
Chenango Park
Series 2018-1A, Class BR, CLO, FRN
3M TSFR + 1.80%, 6.056%, 4/15/30 (1) 1,085 1,084
CIFC Funding
Series 2013-4A, Class DR2, CLO, FRN
3M TSFR + 1.90%, 6.183%, 4/27/31 (1) 920 923
CIFC Funding
Series 2016-1A, Class D1R3, CLO, FRN
3M TSFR + 2.30%, 6.569%, 10/21/31 (1) 735 714
Clarus Capital Funding
Series 2024-1A, Class B
4.79%, 8/20/32 (1) 270 269
Cologix Canadian Issuer
Series 2022-1CAN, Class A2
4.94%, 1/25/52 (CAD) (1) 1,460 1,042
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.499%, 10/20/31 (1) 622 623
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 1,275 1,229
Dell Equipment Finance Trust
Series 2024-1, Class D
6.12%, 9/23/30 (1) 175 177
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 100 100
Dell Equipment Finance Trust
Series 2024-2, Class D
5.29%, 2/24/31 (1) 210 211
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 215 216
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.956%, 1/15/38 (1) 1,100 1,105

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 193 198
Elara HGV Timeshare Issuer
Series 2023-A, Class C
7.30%, 2/25/38 (1) 259 265
FirstKey Homes Trust
Series 2020-SFR1, Class B
1.74%, 8/17/37 (1) 750 743
FirstKey Homes Trust
Series 2020-SFR2, Class D
1.968%, 10/19/37 (1) 1,410 1,386
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,175 1,237
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 210 216
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 1,462 1,625
Goto Foods Funding
Series 2017-1A, Class A2II
5.093%, 4/30/47 (1) 1,716 1,703
Goto Foods Funding
Series 2022-1, Class A2
7.206%, 7/30/52 (1) 1,488 1,504
Hardee's Funding
Series 2020-1A, Class A2
3.981%, 12/20/50 (1) 1,920 1,829
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 548 563
Hilton Grand Vacations Trust
Series 2020-AA, Class C
6.42%, 2/25/39 (1) 27 27
Home Partners of America Trust
Series 2022-1, Class A
3.93%, 4/17/39 (1) 633 622
Home Partners of America Trust
Series 2022-1, Class D
4.73%, 4/17/39 (1) 1,751 1,719
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 320 323

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 145 147
HPEFS Equipment Trust
Series 2024-1A, Class C
5.33%, 5/20/31 (1) 1,190 1,192
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 140 141
HPEFS Equipment Trust
Series 2024-2A, Class D
5.82%, 4/20/32 (1) 350 355
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M TSFR + 1.812%, 6.072%, 5/6/30 (1) 322 322
HPS Loan Management
Series 11A-17, Class CR, CLO, FRN
3M TSFR + 2.212%, 6.472%, 5/6/30 (1) 1,830 1,836
Jack in the Box Funding
Series 2019-1A, Class A23
4.97%, 8/25/49 (1) 950 910
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.626%, 7/15/35 (1) 1,370 1,370
KKR
Series 2022-43A, Class BR, CLO, FRN
3M TSFR + 2.50%, 6.756%, 1/15/36 (1) 1,775 1,784
Madison Park Funding XXIV
Series 2016-24A, Class CR2, CLO, FRN
3M TSFR + 2.05%, 6.319%, 10/20/29 (1) 725 723
Madison Park Funding XXXV
Series 2019-35A, Class CR, CLO, FRN
3M TSFR + 2.162%, 6.431%, 4/20/32 (1) 2,500 2,504
MVW
Series 2020-1A, Class C
4.21%, 10/20/37 (1) 59 58
MVW
Series 2023-1A, Class B
5.42%, 10/20/40 (1) 625 628
Neuberger Berman Loan Advisers
Series 2019-32A, Class BR, CLO, FRN
3M TSFR + 1.662%, 5.931%, 1/20/32 (1) 250 250
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 5.33%, 7/17/36 (1) 435 435

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.558%, 11/13/31 (1) 574 573
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.969%, 11/26/37 (1) 705 705
Octagon Investment Partners 47
Series 2020-1A, Class A2R2, CLO, FRN
3M TSFR + 1.55%, 5.822%, 1/22/38 (1) 1,655 1,663
Octagon Investment Partners 47
Series 2020-1A, Class BR2, CLO, FRN
3M TSFR + 1.70%, 5.972%, 1/22/38 (1) 1,690 1,676
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 41 41
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100 102
Octane Receivables Trust
Series 2024-RVM1, Class A
5.01%, 1/22/46 (1) 206 207
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 70 70
Progress Residential Trust
Series 2021-SFR8, Class E1
2.382%, 10/17/38 (1) 750 724
SCF Equipment Leasing
Series 2024-1A, Class D
6.58%, 6/21/33 (1) 700 720
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 958 975
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 13 13
Sierra Timeshare Receivables Funding
Series 2023-2A, Class C
7.30%, 4/20/40 (1) 423 436
Signal Peak
Series 2018-5A, Class BR, CLO, FRN
3M TSFR + 2.20%, 6.482%, 4/25/37 (1) 950 956
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.919%, 1/20/32 (1) 250 250

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 1,014 1,016
THL Credit Wind River
Series 2019-3A, Class CR2, CLO, FRN
3M TSFR + 2.00%, 6.256%, 4/15/31 (1) 965 968
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $1,395 (2)(3)(4) 1,395 1,395
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 133 132
Tricon Residential Trust
Series 2024-SFR2, Class D
6.00%, 6/17/40 (1) 870 869
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 187 190
Voya
Series 2018-3A, Class A1R2, CLO, FRN
3M TSFR + 1.20%, 5.456%, 10/15/31 (1) 557 557
Voya
Series 2018-3A, Class BR2, CLO, FRN
3M TSFR + 1.80%, 6.056%, 10/15/31 (1) 410 410
Wellfleet
Series 2018-2A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.119%, 10/20/31 (1) 1,310 1,313
57,895
Student Loan  0.4%
Navient Private Education Refi Loan Trust
Series 2020-BA, Class B
2.77%, 1/15/69 (1) 975 839
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 600 522
Navient Private Education Refi Loan Trust
Series 2020-FA, Class B
2.69%, 7/15/69 (1) 400 335
Navient Private Education Refi Loan Trust
Series 2020-HA, Class B
2.78%, 1/15/69 (1) 1,340 1,134
SMB Private Education Loan Trust
Series 2017-B, Class A2A
2.82%, 10/15/35 (1) 31 31

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54 (1) 230 215
3,076
Total Asset-Backed Securities
(Cost $88,216) 88,267
BANK LOANS  7.5% (5)
FINANCIAL INSTITUTIONS  1.3%
Brokerage Asset Managers Exchanges  0.1%
Jane Street Group, FRN
3M TSFR + 2.00%, 6.333%, 12/15/31  453 452
RFS OPCO, FRN
3M TSFR + 4.75%, 9.049%, 4/4/31 (3) 204 202
RFS OPCO, FRN
3M TSFR + 4.75%, 9.064%, 4/4/31 (3) 100 99
753
Insurance  1.2%
Alera Group, FRN
1M TSFR + 3.25%, 5/21/32 (6) 175 175
Alera Group Intermediate Holdings, FRN
1M TSFR + 5.50%, 5/23/33 (6) 980 985
Alliant Holdings Intermediate, FRN
1M TSFR + 2.75%, 7.075%, 9/19/31  1,179 1,174
Asurion, FRN
1M TSFR + 5.25%, 9.691%, 1/31/28  774 746
Asurion, FRN
1M TSFR + 5.25%, 9.691%, 1/20/29  463 438
HUB International, FRN
3M TSFR + 2.50%, 6.769%, 6/20/30  1,413 1,412
Jones Deslauriers Insurance Management, FRN
3M TSFR + 2.75%, 7.03%, 3/15/30  702 693
OneDigital Borrower, FRN
1M TSFR + 5.25%, 9.577%, 7/2/32  819 808
TIH Insurance Holdings, FRN
3M TSFR + 2.75%, 7.049%, 5/6/31  330 329
TIH Insurance Holdings, FRN
3M TSFR + 4.75%, 9.049%, 5/6/32  780 780
7,540
Total Financial Institutions 8,293
INDUSTRIAL  5.9%
Basic Industry  0.1%
Arsenal AIC Parent, FRN
1M TSFR + 2.75%, 7.077%, 8/18/30  468 465

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Vibrantz Technologies, FRN
3M TSFR + 4.25%, 8.642%, 4/23/29  162 142
607
Capital Goods  1.0%
Charter Next Generation, FRN
1M TSFR + 2.75%, 7.061%, 11/29/30  1,187 1,189
Engineered Machinery Holdings, FRN
3M TSFR + 6.00%, 10.561%, 5/21/29  920 920
Engineered Machinery Holdings, FRN
3M TSFR + 6.50%, 11.061%, 5/21/29 (3) 720 720
Filtration Group, FRN
1M TSFR + 3.00%, 7.327%, 10/21/28  921 923
LTI Holdings, FRN
1M TSFR + 4.25%, 8.577%, 7/29/29  690 685
Madison Safety & Flow, FRN
1M TSFR + 2.75%, 7.077%, 9/26/31  254 254
MITER Brands Acquisition Holdco, FRN
1M TSFR + 3.00%, 7.327%, 3/28/31  232 232
Pro Mach Group, FRN
1M TSFR + 2.75%, 7.077%, 8/31/28  199 199
Quikrete Holdings, FRN
1M TSFR + 2.25%, 6.577%, 1/30/32  463 460
QXO Building Products, FRN
3M TSFR + 3.00%, 7.28%, 4/30/32  34 34
TK Elevator U.S. Newco, FRN
3M TSFR + 3.00%, 7.237%, 4/30/30 (6) 708 710
WEC U.S. Holdings, FRN
1M TSFR + 2.25%, 6.574%, 1/27/31  253 253
6,579
Communications  0.7%
BCPE Pequod Buyer, FRN
1M TSFR + 3.25%, 7.577%, 11/25/31  450 451
Clear Channel Outdoor Holdings, FRN
1M TSFR + 4.00%, 8.441%, 8/21/28  546 534
CMG Media, FRN
3M TSFR + 3.50%, 7.899%, 6/18/29  569 539
Connect Finco, FRN
1M TSFR + 4.50%, 8.827%, 9/27/29  143 130
CSC Holdings, FRN
1M TSFR + 4.50%, 8.812%, 1/18/28  478 471
CSC Holdings, FRN
3M TSFR + 1.50%, 9.00%, 4/15/27  548 537
E.W. Scripps, FRN
1M TSFR + 3.35%, 7.779%, 11/30/29  294 263
E.W. Scripps, FRN
1M TSFR + 5.75%, 10.197%, 6/30/28 (6) 120 114

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Level 3 Financing, FRN
1M TSFR + 4.25%, 8.577%, 3/29/32  800 804
Lumen Technologies, FRN
1M TSFR + 6.00%, 10.328%, 6/1/28  131 134
Radiate Holdco, FRN
1M TSFR + 3.25%, 7.691%, 9/25/26  306 268
Townsquare Media, FRN
3M TSFR + 5.00%, 9.324%, 2/6/30 (3) 330 299
Viasat, FRN
1M TSFR + 4.50%, 8.941%, 3/2/29  134 127
4,671
Consumer Cyclical  0.5%
AMC Entertainment Holdings, FRN
1M TSFR + 7.00%, 11.318%, 1/4/29  194 194
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.577%, 2/6/31  249 248
Clarios Global, FRN
1M TSFR + 2.75%, 7.077%, 1/28/32  465 463
Delta 2, FRN
3M TSFR + 2.00%, 6.299%, 9/10/31  265 265
EG America, FRN
3M TSFR + 4.25%, 8.583%, 2/7/28  259 260
EOC Borrower, FRN
1M TSFR + 3.00%, 7.327%, 3/24/32  270 269
IRB Holding, FRN
1M TSFR + 2.50%, 6.827%, 12/15/27  248 247
Loire Finco Luxembourg, FRN
1M TSFR + 4.00%, 8.427%, 1/21/30  350 349
Ontario Gaming GTA, FRN
3M TSFR + 4.25%, 8.549%, 8/1/30  458 450
UFC Holdings, FRN
3M TSFR + 2.25%, 6.571%, 11/21/31  249 250
Wand NewCo 3, FRN
1M TSFR + 2.50%, 6.827%, 1/30/31  309 306
3,301
Consumer Non-Cyclical  0.5%
1261229 B.C., FRN
1M TSFR + 6.25%, 10.561%, 10/8/30  455 431
Bausch + Lomb, FRN
1M TSFR + 3.25%, 7.679%, 5/10/27  546 544
LifePoint Health, FRN
3M TSFR + 3.75%, 8.006%, 5/17/31  596 587
Medline Borrower, FRN
1M TSFR + 2.25%, 6.577%, 10/23/28  448 447
Opal U.S., FRN
6M TSFR + 3.25%, 3/31/32 (6) 910 911

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Newco, FRN
1M TSFR + 2.50%, 6.827%, 11/15/28  275 275
Star Parent, FRN
3M TSFR + 4.00%, 8.299%, 9/27/30  128 126
3,321
Energy  0.3%
Brazos Delaware II, FRN
1M TSFR + 3.00%, 7.311%, 2/11/30  283 282
Hilcorp Energy I, FRN
1M TSFR + 2.00%, 6.314%, 2/11/30  1,618 1,614
Prairie Acquiror, FRN
1M TSFR + 4.25%, 8.577%, 8/1/29  278 279
2,175
Industrial Other  0.1%
Aggreko Holdings, FRN
3M TSFR + 3.00%, 7.321%, 8/16/29  254 255
255
Technology  2.6%
Applied Systems, FRN
3M TSFR + 2.50%, 6.799%, 2/24/31  885 887
Applied Systems, FRN
3M TSFR + 4.50%, 8.799%, 2/23/32  1,261 1,289
Ascend Learning, FRN
1M TSFR + 3.00%, 7.327%, 12/11/28  252 251
Ascend Learning, FRN
1M TSFR + 5.75%, 10.177%, 12/10/29  396 393
AthenaHealth Group, FRN
1M TSFR + 2.75%, 7.077%, 2/15/29  407 405
Avalara, FRN
3M TSFR + 3.25%, 7.553%, 3/26/32  475 475
Cloud Software Group, FRN
3M TSFR + 3.50%, 7.799%, 3/29/29  592 590
Cloud Software Group, FRN
3M TSFR + 3.75%, 8.049%, 3/21/31  278 277
CoreLogic, FRN
1M TSFR + 6.50%, 10.941%, 6/4/29  200 193
Delta Topco, FRN
3M TSFR + 2.75%, 7.074%, 11/30/29  463 461
Delta Topco, FRN
3M TSFR + 5.25%, 9.574%, 11/29/30  1,049 1,046
Dye & Durham, FRN
3M TSFR + 4.25%, 8.649%, 4/11/31  186 187
Ellucian Holdings, FRN
1M TSFR + 3.00%, 7.327%, 10/9/29  472 473
Ellucian Holdings, FRN
1M TSFR + 4.75%, 9.077%, 11/22/32  1,098 1,111

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Epicor Software, FRN
1M TSFR + 2.75%, 7.077%, 5/30/31  1,008 1,010
Icon Parent, FRN
3M TSFR + 3.00%, 7.308%, 11/13/31  280 280
Icon Parent, FRN
6M TSFR + 5.00%, 9.205%, 11/12/32  465 465
Javelin Buyer, FRN
3M TSFR + 3.25%, 7.583%, 12/5/31  430 431
Javelin Buyer, FRN
3M TSFR + 5.25%, 9.583%, 10/7/32  570 558
Kaseya, FRN
1M TSFR + 3.25%, 7.577%, 3/20/32  355 355
Kaseya, FRN
1M TSFR + 5.00%, 9.327%, 3/20/33  947 944
McAfee, FRN
1M TSFR + 3.00%, 7.316%, 3/1/29  444 426
Neptune Bidco U.S., FRN
3M TSFR + 5.00%, 9.33%, 4/11/29  283 264
Nielsen Holdings, FRN
3M TSFR + 9.75%, 14.08%, 10/11/29 (4) 130 127
Project Alpha Intermediate Holding, FRN
1M TSFR + 5.00%, 9.307%, 11/21/32 (6) 1,190 1,172
QualityTech, FRN
1M TSFR + 3.50%, 7.813%, 10/30/31 (3) 210 208
RealPage, FRN
3M TSFR + 3.75%, 8.049%, 4/24/28  146 146
Sabre GLBL, FRN
1M TSFR + 6.00%, 10.427%, 11/15/29  314 310
Sandisk, FRN
3M TSFR + 3.00%, 7.321%, 2/20/32 (3) 709 698
Shift4 Payments, FRN
1M TSFR + 2.75%, 5/8/32 (6) 55 55
UKG, FRN
1M TSFR + 3.00%, 7.311%, 2/10/31  1,096 1,097
X
9.50%, 10/26/29  380 378
16,962
Transportation  0.1%
AAdvantage Loyality IP, FRN
3M TSFR + 2.25%, 6.522%, 4/20/28  432 427
427
Total Industrial 38,298

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY  0.3%
Electric  0.3%
Alpha Generation, FRN
1M TSFR + 2.50%, 6.827%, 9/30/31  259 260
Cogentrix Finance Holdco I, FRN
1M TSFR + 2.75%, 7.077%, 2/26/32  267 268
Cornerstone Generation, FRN
1M TSFR + 3.25%, 10/28/31 (6) 485 487
Edgewater Generation, FRN
1M TSFR + 3.00%, 7.327%, 8/1/30  469 470
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.808%, 5/17/30  558 558
Talen Energy Supply, FRN
3M TSFR + 2.50%, 6.808%, 12/13/31  359 359
Total Utility 2,402
Total Bank Loans
(Cost $49,051) 48,993
COMMON STOCKS  0.0%
INDUSTRIAL  0.0%
Communications  0.0%
Clear Channel Outdoor Holdings (4) 1 1
Total Industrial 1
Total Common Stocks
(Cost $4) 1
CONVERTIBLE BONDS  0.0%
INDUSTRIAL  0.0%
Consumer Cyclical  0.0%
Rivian Automotive, 4.625%, 3/15/29  85 90
Total Industrial 90
Total Convertible Bonds
(Cost $85) 90
CONVERTIBLE PREFERRED STOCKS  0.2%
FINANCIAL INSTITUTIONS  0.0%
Brokerage Asset Managers Exchanges  0.0%
Ares Management, Series B, 6.75%, 10/1/27  3 163
Total Financial Institutions 163

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  0.1%
Capital Goods  0.1%
Boeing, 6.00%, 10/15/27  4 251
Total Industrial 251
MISCELLANEOUS  0.1%
Miscellaneous  0.1%
Acrisure, Series A-2, Acquisition Date: 5/20/25, Cost $500 (2)(3)(4) 21 500
Total Miscellaneous 500
Total Convertible Preferred Stocks
(Cost $851) 914
CORPORATE BONDS  18.6%
FINANCIAL INSTITUTIONS  4.7%
Banking  1.3%
Bank of America, VR, 5.425%, 8/15/35 (7) 1,010 988
Bank of America, VR, 5.518%, 10/25/35 (7) 1,005 987
Barclays, VR, 5.367%, 2/25/31 (7) 625 630
CaixaBank, VR, 6.037%, 6/15/35 (1)(7) 600 617
Capital One Financial, VR, 5.70%, 2/1/30 (7) 355 365
Citigroup, VR, 6.02%, 1/24/36 (7) 715 718
Goldman Sachs Group, VR, 3.102%, 2/24/33 (7) 375 331
HSBC Holdings, VR, 5.13%, 3/3/31 (7) 260 261
Societe Generale, VR, 2.797%, 1/19/28 (1)(7) 1,030 995
Societe Generale, VR, 5.50%, 4/13/29 (1)(7) 995 1,005
U.S. Bancorp, VR, 4.967%, 7/22/33 (7) 360 350
UBS Group, VR, 2.746%, 2/11/33 (1)(7) 311 266
Wells Fargo, VR, 6.85% (7)(8) 655 674
8,187
Brokerage Asset Managers Exchanges  0.6%
HAT Holdings I, 3.75%, 9/15/30 (1)(9) 1,125 1,000
HAT Holdings I, 8.00%, 6/15/27 (1) 227 233
Hightower Holding, 9.125%, 1/31/30 (1) 495 518
Jane Street Group, 6.125%, 11/1/32 (1) 310 310
Jane Street Group, 6.75%, 5/1/33 (1) 420 429
Jane Street Group, 7.125%, 4/30/31 (1) 358 373
LPL Holdings, 4.90%, 4/3/28  310 311
LPL Holdings, 5.15%, 6/15/30  625 625
LPL Holdings, 5.20%, 3/15/30  80 80
3,879
Finance Companies  0.4%
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 1,027 1,017

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Midcap Financial Issuer Trust, 6.50%, 5/1/28 (1) 400 387
Navient, 5.625%, 8/1/33  218 191
Navient, 7.875%, 6/15/32  244 245
Navient, 9.375%, 7/25/30  470 507
Navient, 11.50%, 3/15/31  360 402
2,749
Financial Other  0.3%
Aldar Properties, VR, 6.623%, 4/15/55 (7) 640 643
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  655 696
Howard Hughes, 5.375%, 8/1/28 (1) 352 344
Kaisa Group Holdings, 11.25%, 4/9/22 (4)(10) 850 38
1,721
Insurance  1.7%
Acrisure, 7.50%, 11/6/30 (1) 125 129
Acrisure, 8.50%, 6/15/29 (1) 340 354
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 135 136
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 322 328
Centene, 4.625%, 12/15/29  1,397 1,348
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 301 277
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 495 500
GA Global Funding Trust, 5.50%, 4/1/32 (1) 830 832
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 830 782
HUB International, 7.25%, 6/15/30 (1) 775 803
HUB International, 7.375%, 1/31/32 (1) 630 658
Humana, 5.55%, 5/1/35  1,145 1,125
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 235 246
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (1) 605 647
Molina Healthcare, 3.875%, 5/15/32 (1) 145 129
Molina Healthcare, 6.25%, 1/15/33 (1) 195 194
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 335 347
Reinsurance Group of America, 6.00%, 9/15/33  736 761
Reinsurance Group of America, VR, 6.65%, 9/15/55 (7) 390 384
RenaissanceRe Holdings, 5.80%, 4/1/35  315 318
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(7) 600 587
USI, 7.50%, 1/15/32 (1) 350 367
11,252
Real Estate Investment Trusts  0.4%
Alexandria Real Estate Equities, 5.25%, 5/15/36  155 148
Brixmor Operating Partnership, 5.20%, 4/1/32  145 144
Kilroy Realty, 2.50%, 11/15/32  130 102
Kilroy Realty, 3.05%, 2/15/30  170 150
MPT Operating Partnership, 0.993%, 10/15/26 (EUR)  905 933

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
MPT Operating Partnership, 8.50%, 2/15/32 (1) 245 251
Realty Income, 5.125%, 4/15/35  185 183
Service Properties Trust, 8.625%, 11/15/31 (1) 505 538
Service Properties Trust, 8.875%, 6/15/32 (9) 200 200
2,649
Total Financial Institutions 30,437
INDUSTRIAL  12.5%
Basic Industry  0.7%
Arsenal AIC Parent, 11.50%, 10/1/31 (1) 355 394
Carpenter Technology, 7.625%, 3/15/30  195 201
Celanese U.S. Holdings, 6.629%, 7/15/32  700 717
IMCD, 3.625%, 4/30/30 (EUR)  605 686
South32 Treasury, 4.35%, 4/14/32 (1) 2,120 1,954
Steel Dynamics, 5.25%, 5/15/35  710 699
Vibrantz Technologies, 9.00%, 2/15/30 (1)(9) 195 136
4,787
Capital Goods  1.3%
Amcor Flexibles North America, 5.10%, 3/17/30 (1) 300 302
Axon Enterprise, 6.125%, 3/15/30 (1) 335 342
Axon Enterprise, 6.25%, 3/15/33 (1) 425 431
Boeing, 3.75%, 2/1/50  204 140
Boeing, 6.858%, 5/1/54  1,922 2,056
Hexcel, 5.875%, 2/26/35  225 224
Holcim Finance U.S., 4.70%, 4/7/28 (1) 245 246
Holcim Finance U.S., 4.95%, 4/7/30 (1) 285 287
Madison IAQ, 5.875%, 6/30/29 (1) 135 130
Quikrete Holdings, 6.375%, 3/1/32 (1) 400 405
Quikrete Holdings, 6.75%, 3/1/33 (1)(9) 321 326
Regal Rexnord, 6.05%, 4/15/28  53 54
Regal Rexnord, 6.30%, 2/15/30  700 725
Stanley Black & Decker, VR, 6.707%, 3/15/60 (7) 1,010 975
TK Elevator Holdco, 6.625%, 7/15/28 (EUR)  734 834
TransDigm, 6.375%, 5/31/33 (1) 325 321
TransDigm, 6.875%, 12/15/30 (1) 136 140
TransDigm, 7.125%, 12/1/31 (1) 460 476
8,414
Communications  2.5%
AppLovin, 5.375%, 12/1/31  220 222
Axian Telecom, 7.375%, 2/16/27  780 786
CCO Holdings, 4.25%, 2/1/31 (1) 390 356
CCO Holdings, 4.50%, 6/1/33 (1) 435 387
CCO Holdings, 7.375%, 3/1/31 (1) 375 389
Cellnex Finance, 2.00%, 9/15/32 (EUR)  900 921

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Cellnex Finance, 2.00%, 2/15/33 (EUR)  400 403
Cellnex Telecom, 1.75%, 10/23/30 (EUR)  500 528
Charter Communications Operating, 3.90%, 6/1/52  1,780 1,173
Charter Communications Operating, 6.10%, 6/1/29  280 291
Charter Communications Operating, 6.55%, 6/1/34  242 253
Clear Channel Outdoor Holdings, 7.50%, 6/1/29 (1)(9) 199 176
Clear Channel Outdoor Holdings, 7.75%, 4/15/28 (1) 270 247
Clear Channel Outdoor Holdings, 9.00%, 9/15/28 (1) 305 319
CMG Media, 8.875%, 6/18/29 (1) 565 520
Comcast, 2.887%, 11/1/51  1,075 639
Connect Finco, 9.00%, 9/15/29 (1) 290 275
CSC Holdings, 5.50%, 4/15/27 (1) 230 218
CSC Holdings, 11.25%, 5/15/28 (1) 200 198
CSC Holdings, 11.75%, 1/31/29 (1) 200 187
Directv Financing, 5.875%, 8/15/27 (1) 32 32
DISH DBS, 5.25%, 12/1/26 (1) 415 382
DISH DBS, 5.75%, 12/1/28 (1) 175 148
DISH DBS, 7.75%, 7/1/26  145 125
EchoStar, 10.75%, 11/30/29  540 543
Level 3 Financing, 4.50%, 4/1/30 (1) 155 136
Level 3 Financing, 10.75%, 12/15/30 (1) 351 396
Level 3 Financing, 11.00%, 11/15/29 (1) 192 217
Midcontinent Communications, 8.00%, 8/15/32 (1) 30 31
SBA Tower Trust, 2.328%, 1/15/28 (1) 95 88
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,830 2,812
Scripps Escrow II, 3.875%, 1/15/29 (1)(9) 130 111
Sirius XM Radio, 4.00%, 7/15/28 (1) 200 189
Sirius XM Radio, 5.00%, 8/1/27 (1) 7 7
Sprint Capital, 8.75%, 3/15/32  825 988
Stagwell Global, 5.625%, 8/15/29 (1) 205 193
Time Warner Cable, 6.55%, 5/1/37  91 92
Time Warner Cable, 6.75%, 6/15/39  212 214
Univision Communications, 8.00%, 8/15/28 (1) 193 192
Univision Communications, 8.50%, 7/31/31 (1) 190 182
VEON Holdings, 3.375%, 11/25/27  720 659
Viasat, 7.50%, 5/30/31 (1)(9) 280 222
16,447
Consumer Cyclical  1.2%
Allied Universal Holdco, 7.875%, 2/15/31 (1) 324 336
Bath & Body Works, 6.625%, 10/1/30 (1)(9) 105 107
Bath & Body Works, 6.75%, 7/1/36  160 158
Caesars Entertainment, 7.00%, 2/15/30 (1) 185 189
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 249 289

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
CBRE Services, 4.80%, 6/15/30  315 312
Clarios Global, 6.75%, 2/15/30 (1)(9) 210 213
Cushman & Wakefield U.S. Borrower, 8.875%, 9/1/31 (1) 165 176
eG Global Finance, 12.00%, 11/30/28 (1) 265 293
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 655 669
Ford Motor Credit, 5.918%, 3/20/28  725 726
Hyundai Capital America, 5.40%, 1/8/31 (1) 200 201
Magna International, 5.875%, 6/1/35  90 91
Match Group Holdings II, 5.00%, 12/15/27 (1) 225 222
MGM Growth Properties Operating Partnership, 5.75%, 2/1/27  180 181
Ontario Gaming GTA, 8.00%, 8/1/30 (1) 105 104
Rentokil Terminix Funding, 5.00%, 4/28/30 (1) 995 990
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.151%, 10/15/26 (1) 315 317
Six Flags Entertainment, 6.625%, 5/1/32 (1)(9) 190 194
Stellantis Finance U.S., 5.75%, 3/18/30 (1) 1,000 1,002
Volkswagen Group of America Finance, 5.35%, 3/27/30 (1) 380 381
Voyager Parent, 9.25%, 7/1/32 (1) 325 335
Wand NewCo 3, 7.625%, 1/30/32 (1) 185 192
Yum! Brands, 5.375%, 4/1/32  110 108
7,786
Consumer Non-Cyclical  2.3%
1261229 B.C., 10.00%, 4/15/32 (1) 530 525
BAT Capital, 5.35%, 8/15/32  470 473
Bausch + Lomb, 8.375%, 10/1/28 (1) 140 145
Bayer U.S. Finance, 6.25%, 1/21/29 (1)(9) 1,545 1,606
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 390 410
Bayer U.S. Finance II, 4.70%, 7/15/64 (1) 580 413
Bimbo Bakeries USA, 6.05%, 1/15/29 (1) 595 618
CHS, 10.875%, 1/15/32 (1) 450 480
Constellation Brands, 4.80%, 5/1/30  105 105
CVS Health, 5.625%, 2/21/53  1,365 1,214
CVS Health, VR, 6.75%, 12/10/54 (7) 452 441
CVS Health, VR, 7.00%, 3/10/55 (7) 460 464
Diageo Investment, 5.125%, 8/15/30  200 204
Health & Happiness International Holdings, 9.125%, 7/24/28  1,000 1,019
Icon Investments Six, 5.849%, 5/8/29  200 204
Icon Investments Six, 6.00%, 5/8/34  200 199
IQVIA, 6.25%, 2/1/29  410 424
LifePoint Health, 10.00%, 6/1/32 (1) 468 489
LifePoint Health, 11.00%, 10/15/30 (1) 700 769
Mars, 5.20%, 3/1/35 (1) 630 627
Mars, 5.65%, 5/1/45 (1) 455 446
Medline Borrower, 6.25%, 4/1/29 (1) 225 229

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Newell Brands, 8.50%, 6/1/28 (1) 137 141
Opal Bidco, 6.50%, 3/31/32 (1) 245 244
Solventum, 5.40%, 3/1/29  425 434
Solventum, 5.45%, 3/13/31  1,005 1,025
Solventum, 5.90%, 4/30/54  670 643
Star Parent, 9.00%, 10/1/30 (1) 196 202
Sutter Health, Series 2025, 5.213%, 8/15/32  150 152
Sutter Health, Series 2025, 5.537%, 8/15/35  460 466
Tenet Healthcare, 6.875%, 11/15/31  180 189
15,000
Energy  2.7%
Civitas Resources, 8.375%, 7/1/28 (1) 240 242
Civitas Resources, 9.625%, 6/15/33 (1) 425 426
Columbia Pipelines Holding, 6.042%, 8/15/28 (1) 200 206
Comstock Resources, 6.75%, 3/1/29 (1) 335 330
Continental Resources, 4.90%, 6/1/44  335 256
Coterra Energy, 5.40%, 2/15/35  225 218
Crescent Energy Finance, 7.375%, 1/15/33 (1) 522 484
Crescent Energy Finance, 7.625%, 4/1/32 (1) 255 241
Diamondback Energy, 5.40%, 4/18/34  653 641
Diamondback Energy, 5.75%, 4/18/54  443 395
Eni, 5.95%, 5/15/54 (1) 620 579
Expand Energy, 4.75%, 2/1/32  295 278
Expand Energy, 5.375%, 2/1/29  685 684
Expand Energy, 5.375%, 3/15/30  325 323
FS Luxembourg, 8.875%, 2/12/31 (1) 580 588
Harbour Energy, 6.327%, 4/1/35 (1) 790 763
HF Sinclair, 5.75%, 1/15/31  695 699
HF Sinclair, 6.25%, 1/15/35  730 720
Hilcorp Energy I, 7.25%, 2/15/35 (1) 190 176
Hilcorp Energy I, 8.375%, 11/1/33 (1) 584 581
Kinetik Holdings, 5.875%, 6/15/30 (1) 130 129
Kosmos Energy, 7.75%, 5/1/27  950 829
National Fuel Gas, 5.50%, 3/15/30  615 626
NGL Energy Operating, 8.375%, 2/15/32 (1) 215 202
Occidental Petroleum, 6.20%, 3/15/40  195 181
Occidental Petroleum, 8.875%, 7/15/30  715 803
ONEOK, 5.05%, 11/1/34  555 527
Permian Resources Operating, 6.25%, 2/1/33 (1) 15 15
Permian Resources Operating, 9.875%, 7/15/31 (1) 139 151
Prairie Acquiror, 9.00%, 8/1/29 (1) 195 197
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 760 704
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 320 317

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Range Resources, 4.75%, 2/15/30 (1) 215 207
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 150 149
Sunoco, 7.25%, 5/1/32 (1) 215 223
Tallgrass Energy Partners, 7.375%, 2/15/29 (1) 215 218
Targa Resources, 5.55%, 8/15/35  785 767
Transocean, 8.75%, 2/15/30 (1) 258 259
Transocean Aquila, 8.00%, 9/30/28 (1) 118 118
Valero Energy, 5.15%, 2/15/30  515 521
Venture Global LNG, 9.50%, 2/1/29 (1) 425 454
Venture Global LNG, VR, 9.00% (1)(7)(8) 590 555
Venture Global Plaquemines LNG, 7.50%, 5/1/33 (1) 120 125
Venture Global Plaquemines LNG, 7.75%, 5/1/35 (1) 415 436
17,543
Industrial Other  0.1%
Albion Financing 1, 7.00%, 5/21/30 (1) 200 202
Booz Allen Hamilton, 5.95%, 4/15/35  640 634
836
Technology  1.3%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $700 (2)(3)(4) 700 700
AthenaHealth Group, 6.50%, 2/15/30 (1) 265 254
Cloud Software Group, 8.25%, 6/30/32 (1) 155 162
Cloud Software Group, 9.00%, 9/30/29 (1) 750 766
Dye & Durham, 8.625%, 4/15/29 (1) 510 528
Foundry JV Holdco, 5.50%, 1/25/31 (1) 275 279
Foundry JV Holdco, 5.90%, 1/25/30 (1) 1,160 1,197
Foundry JV Holdco, 5.90%, 1/25/33 (1) 610 623
Foundry JV Holdco, 6.15%, 1/25/32 (1) 200 208
Hewlett Packard Enterprise, 4.55%, 10/15/29  211 209
Kaspi.KZ, 6.25%, 3/26/30 (1) 770 764
McAfee, 7.375%, 2/15/30 (1) 375 347
Motorola Solutions, 5.40%, 4/15/34  250 251
Neptune Bidco U.S., 9.29%, 4/15/29 (1) 446 422
Paychex, 5.10%, 4/15/30  290 294
Paychex, 5.60%, 4/15/35  240 244
Sabre GLBL, 10.75%, 11/15/29 (1)(9) 195 199
Sabre GLBL, 11.125%, 7/15/30 (1) 140 144
Shift4 Payments, 6.75%, 8/15/32 (1) 120 122
Synopsys, 5.70%, 4/1/55  595 567
UKG, 6.875%, 2/1/31 (1) 340 350
8,630
Transportation  0.4%
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  1,030 1,110
Avis Budget Car Rental, 8.25%, 1/15/30 (1)(9) 190 193

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Genesee & Wyoming, 6.25%, 4/15/32 (1) 195 198
Heathrow Funding, 1.875%, 3/14/34 (EUR)  578 561
Heathrow Funding, 3.875%, 1/16/36 (EUR)  120 134
2,196
Total Industrial 81,639
UTILITY  1.4%
Electric  1.2%
AES, 5.80%, 3/15/32  1,015 1,007
AES Andes, 6.25%, 3/14/32 (1)(9) 650 654
Alpha Generation, 6.75%, 10/15/32 (1) 290 295
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 283 282
Enel Finance International, 5.125%, 6/26/29 (1) 660 668
FirstEnergy, 2.65%, 3/1/30  640 580
FirstEnergy, Series B, 2.25%, 9/1/30  116 101
FirstEnergy Transmission, 5.00%, 1/15/35  230 224
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 220 209
PG&E, VR, 7.375%, 3/15/55 (7) 238 233
PSEG Power, 5.20%, 5/15/30 (1) 175 177
Talen Energy Supply, 8.625%, 6/1/30 (1) 432 460
Vistra, VR, 8.00% (1)(7)(8) 944 962
Vistra, Series C, VR, 8.875% (1)(7)(8) 1,590 1,707
7,559
Natural Gas  0.2%
APA Infrastructure, 5.125%, 9/16/34 (1) 175 169
APA Infrastructure, 5.75%, 9/16/44 (1) 350 330
Boston Gas, 6.119%, 7/20/53 (1) 365 355
Engie, 5.625%, 4/10/34 (1) 475 480
Southern California Gas, 5.45%, 6/15/35  310 310
1,644
Total Utility 9,203
Total Corporate Bonds
(Cost $121,109) 121,279
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.3%
Owned No Guarantee  0.2%
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 462 457
Petroleos Mexicanos, 8.75%, 6/2/29  1,145 1,160
1,617
Sovereign  1.1%
Arab Republic of Egypt, 8.625%, 2/4/30 (1) 1,565 1,555
Republic of Bulgaria, Series 13Y, 4.125%, 5/7/38 (EUR)  840 974

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Republic of Ivory Coast, 8.075%, 4/1/36 (1) 1,685 1,596
Republic of Montenegro, 7.25%, 3/12/31 (1) 2,155 2,213
Republic of Sri Lanka, 4.00%, 4/15/28  — —
Republic of Sri Lanka, STEP, 3.10%, 1/15/30 (1) 238 208
Republic of Sri Lanka, STEP, 3.60%, 5/15/36 (1) 219 171
Republic of Sri Lanka, STEP, 3.60%, 2/15/38 (1) 438 345
7,062
Total Foreign Government Obligations & Municipalities
(Cost $8,594) 8,679
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 3,068 1,841
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  92 62
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  71 69
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  64 60
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  55 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  75 64
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.375%,
7/1/25  40 40
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/27  79 81
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.625%,
7/1/29  77 81
2,349
Texas  0.1%
Port of Beaumont Navigation Dist., Jefferson Gulf Coast, Series B,
10.00%, 7/1/26 (1) 865 885
885
Total Municipal Securities
(Cost $3,159) 3,234
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  7.5%
Collateralized Mortgage Obligations  4.4%
Angel Oak Mortgage Trust
Series 2020-5, Class M1, CMO, ARM, 2.97%, 5/25/65 (1) 250 233

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2020-6, Class M1, CMO, ARM, 2.805%, 5/25/65 (1) 515 413
Angel Oak Mortgage Trust
Series 2022-6, Class A1, CMO, STEP, 4.30%, 7/25/67 (1) 1,540 1,507
Angel Oak Mortgage Trust
Series 2025-3, Class A1, CMO, STEP, 5.42%, 3/25/70 (1) 163 163
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 7.084%, 9/25/29, Acquisition
Date: 8/29/24, Cost $318 (2)(3) 318 318
Bellemeade Re
Series 2022-1, Class M1B, CMO, ARM, SOFR30A + 2.15%, 6.472%,
1/26/32 (1) 748 750
BINOM Securitization Trust
Series 2022-INV1, Class A3, CMO, ARM, 4.441%, 8/25/57 (1) 397 381
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 100 87
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 940 804
COLT Mortgage Loan Trust
Series 2020-3, Class M1, CMO, ARM, 3.359%, 4/27/65 (1) 160 152
COLT Mortgage Loan Trust
Series 2021-3, Class M1, CMO, ARM, 2.304%, 9/27/66 (1) 2,220 1,465
COLT Mortgage Loan Trust
Series 2021-5, Class A1, CMO, ARM, 1.726%, 11/26/66 (1) 985 877
Connecticut Avenue Securities
Series 2025-R01, Class 1M1, CMO, ARM, SOFR30A + 1.10%,
5.421%, 1/25/45 (1) 369 369
Connecticut Avenue Securities Trust
Series 2025-R02, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
5.321%, 2/25/45 (1) 840 839
Cross Mortgage Trust
Series 2024-H2, Class A1, CMO, STEP, 6.093%, 4/25/69 (1) 83 83
Cross Mortgage Trust
Series 2024-H6, Class A1, CMO, ARM, 5.129%, 9/25/69 (1) 923 918
Cross Mortgage Trust
Series 2025-H4, Class A1, CMO, ARM, 5.596%, 6/25/70 (1) 2,760 2,760
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM, 1.26%, 4/25/66 (1) 1,097 969
EFMT
Series 2023-1, Class A2, CMO, STEP, 6.24%, 2/25/68 (1) 360 360
EFMT
Series 2024-INV2, Class A2, CMO, STEP, 5.289%, 10/25/69 (1) 490 485
EFMT
Series 2025-INV1, Class A1, CMO, STEP, 5.626%, 3/25/70 (1) 310 310
EFMT
Series 2025-INV2, Class A1, CMO, STEP, 5.387%, 5/26/70 (1) 332 332

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Flagstar Mortgage Trust
Series 2017-2, Class B1, CMO, ARM, 3.979%, 10/25/47 (1) 214 196
Flagstar Mortgage Trust
Series 2019-1INV, Class A3, CMO, ARM, 3.50%, 10/25/49 (1) 50 44
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM, 3.647%, 12/25/46 (1) 96 94
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM, 3.50%, 11/25/57 (1) 28 26
GCAT Trust
Series 2025-NQM1, Class A1, CMO, STEP, 5.373%, 11/25/69 (1) 543 542
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A4, CMO, ARM, 2.50%, 2/25/52 (1) 1,299 1,030
HOMES Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.425%, 2/25/70 (1) 433 432
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A2, CMO, STEP, 5.04%, 6/25/67 (1) 1,138 1,134
JPMorgan Mortgage Trust
Series 2019-INV3, Class A15, CMO, ARM, 3.50%, 5/25/50 (1) 64 57
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 74 66
JPMorgan Mortgage Trust
Series 2020-INV2, Class A15, CMO, ARM, 3.00%, 10/25/50 (1) 227 195
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 1,178 1,169
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 125 121
NYMT Loan Trust
Series 2025-INV1, Class A1, CMO, STEP, 5.402%, 4/25/60 (1) 223 223
OBX Trust
Series 2019-EXP2, Class 1A4, CMO, ARM, 4.00%, 6/25/59 (1) 28 26
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 76 71
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM, 3.00%, 5/25/60 (1) 43 37
OBX Trust
Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%, 1/25/60 (1) 152 131
OBX Trust
Series 2021-NQM1, Class M1, CMO, ARM, 2.219%, 2/25/66 (1) 598 430
OBX Trust
Series 2024-HYB1, Class A1, CMO, ARM, 3.644%, 3/25/53 (1) 231 227
OBX Trust
Series 2025-NQM8, Class A1, CMO, STEP, 5.472%, 3/25/65 (1) 1,190 1,190
Santander Mortgage Asset Receivable Trust
Series 2025-NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 701 704
Sequoia Mortgage Trust
Series 2013-4, Class B1, CMO, ARM, 3.434%, 4/25/43  175 169

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Sequoia Mortgage Trust
Series 2017-CH2, Class A19, CMO, ARM, 4.00%, 12/25/47 (1) 44 41
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 16 14
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM, 4.50%, 8/25/48 (1) 6 6
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, CMO, ARM, 2.878%, 2/25/50 (1) 600 528
Starwood Mortgage Residential Trust
Series 2021-2, Class M1, CMO, ARM, 2.175%, 5/25/65 (1) 2,000 1,762
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M2, CMO, ARM, 3.847%, 5/25/48 (1) 2 2
Towd Point Mortgage Trust
Series 2024-3, Class A1B, CMO, ARM, 5.108%, 7/25/65 (1) 153 154
Verus Securitization Trust
Series 2019-INV3, Class M1, CMO, ARM, 3.279%, 11/25/59 (1) 340 333
Verus Securitization Trust
Series 2022-4, Class A1, CMO, STEP, 4.474%, 4/25/67 (1) 393 390
Verus Securitization Trust
Series 2023-1, Class A1, CMO, STEP, 5.85%, 12/25/67 (1) 725 724
Verus Securitization Trust
Series 2025-2, Class A1, CMO, STEP, 5.307%, 3/25/70 (1) 162 161
Verus Securitization Trust
Series 2025-INV1, Class A3, CMO, STEP, 5.953%, 2/25/70 (1) 733 735
Vista Point Securitization Trust
Series 2020-1, Class B1, CMO, ARM, 5.375%, 3/25/65 (1) 330 331
WinWater Mortgage Loan Trust
Series 2016-1, Class B3, CMO, ARM, 3.783%, 1/20/46 (1) 435 412
28,482
Commercial Mortgage-Backed Securities  3.1%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 5.593%,
4/15/34 (1) 680 653
BANK
Series 2019-BN21, Class D, 2.50%, 10/17/52 (1) 1,036 766
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.603%,
11/15/34 (1) 365 4
BMO Mortgage Trust
Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57  890 926
BPR Trust
Series 2021-TY, Class C, ARM, 1M TSFR + 1.814%, 6.143%,
9/15/38 (1) 635 624
BSREP Commercial Mortgage Trust
Series 2021-DC, Class C, ARM, 1M TSFR + 1.664%, 5.993%,
8/15/38 (1) 779 655

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-GPA3, Class B, ARM, 1M TSFR + 1.642%, 5.971%,
12/15/39 (1) 530 530
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 5.97%,
5/15/41 (1) 677 678
BX Commercial Mortgage Trust
Series 2024-MDHS, Class B, ARM, 1M TSFR + 1.841%, 6.17%,
5/15/41 (1) 677 677
BX Trust
Series 2021-VIEW, Class F, ARM, 1M TSFR + 4.044%, 8.373%,
6/15/36 (1) 1,195 1,160
BX Trust
Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%, 5.70%,
6/15/35 (1) 225 225
CD Mortgage Trust
Series 2017-CD6, Class A5, 3.456%, 11/13/50  515 498
Commercial Mortgage Trust
Series 2015-LC23, Class A4, 3.774%, 10/10/48  440 437
Commercial Mortgage Trust
Series 2016-CR28, Class AHR, 3.651%, 2/10/49  164 162
Commercial Mortgage Trust
Series 2016-CR28, Class B, ARM, 4.586%, 2/10/49  1,130 1,093
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 5.97%,
8/15/41 (1) 675 673
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class A5, 3.09%, 1/15/49  215 211
CSAIL Commercial Mortgage Trust
Series 2019-C18, Class C, ARM, 3.911%, 12/15/52  645 576
GS Mortgage Securities Trust
Series 2016-GS4, Class A3, 3.178%, 11/10/49  1,300 1,275
GS Mortgage Securities Trust
Series 2017-GS8, Class D, 2.70%, 11/10/50 (1) 1,025 758
HILT Commercial Mortgage Trust
Series 2024-ORL, Class B, ARM, 1M TSFR + 1.941%, 6.269%,
5/15/37 (1) 805 803
HYT Commercial Mortgage Trust
Series 2024-RGCY, Class A, ARM, 1M TSFR + 1.841%, 6.17%,
9/15/41 (1) 545 545
Ilpt Commercial Mortgage Trust
Series 2022-LPFX, Class C, ARM, 3.824%, 3/15/32 (1) 1,595 1,392
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 195 149
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-BKWD, Class C, ARM, 1M TSFR + 2.214%, 6.543%,
9/15/29 (1) 280 230

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  1,103 1,095
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A1, 3.93%, 1/12/60 (CAD) (1) 1,879 1,368
Real Estate Asset Liquidity Trust
Series 2025-1A, Class A2, ARM, 4.40%, 1/12/60 (CAD) (1) 2,530 1,840
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1) 220 220
20,223
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $51,205) 48,705
PREFERRED STOCKS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,290 (2)(3)(4) 1 1,312
Total Preferred Stocks
(Cost $1,290) 1,312
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  20.1%
Collateralized Mortgage Obligations  0.3%
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  1,719 224
Federal National Mortgage Assn., CMO, IO, 2.00%, 5/25/51  4,742 623
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  1,812 213
2.50%, 11/20/50  3,475 510
1,570
U.S. Government Agency Obligations  15.0%
Federal Home Loan Mortgage
2.50%, 5/1/30  63 61
3.00%, 4/1/47 - 1/1/48  108 94
3.50%, 8/1/42 - 3/1/46  3,005 2,780
4.00%, 8/1/40 - 1/1/46  234 223
4.50%, 6/1/39 - 5/1/42  108 106
5.00%, 7/1/33 - 8/1/40  37 37
5.50%, 10/1/38 - 1/1/40  26 26
6.00%, 10/1/32 - 8/1/38  9 9
6.50%, 9/1/34 - 4/1/37  48 49
7.00%, 4/1/32 - 6/1/32  — —
Federal Home Loan Mortgage, ARM
1Y CMT + 2.245%, 6.559%, 1/1/36  1 1
1Y CMT + 2.25%, 7.078%, 10/1/36  — —

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
1Y CMT + 2.347%, 6.681%, 11/1/34  2 2
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  — —
RFUCCT1Y + 1.75%, 6.75%, 2/1/35  — —
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1 1
RFUCCT1Y + 1.831%, 6.859%, 3/1/36  2 2
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  1 1
RFUCCT1Y + 1.944%, 6.579%, 12/1/36  — —
RFUCCT1Y + 2.031%, 6.796%, 11/1/36  1 1
Federal Home Loan Mortgage, CMO, IO
2.50%, 7/25/50 - 3/25/51  9,212 1,498
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  — —
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 4/1/52  5,956 4,794
2.50%, 3/1/42 - 4/1/52  9,542 7,861
3.00%, 5/1/31 - 6/1/52  5,541 4,778
3.50%, 5/1/33 - 3/1/48  1,361 1,262
4.00%, 12/1/49 - 6/1/52  1,702 1,570
4.50%, 5/1/50 - 12/1/52  706 668
5.00%, 12/1/41 - 7/1/54  2,596 2,524
5.50%, 8/1/53 - 10/1/54  3,764 3,749
6.00%, 2/1/53 - 12/1/54  1,953 1,982
6.50%, 10/1/53 - 1/1/55  1,135 1,169
Federal National Mortgage Assn., 3.00%, 2/1/44  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 6.215%, 12/1/35  1 1
RFUCCT1Y + 1.523%, 6.97%, 7/1/35  — —
RFUCCT1Y + 1.613%, 6.746%, 12/1/35  2 2
RFUCCT1Y + 1.655%, 7.53%, 8/1/37  — —
RFUCCT1Y + 1.70%, 6.70%, 11/1/37  2 2
RFUCCT1Y + 1.722%, 6.928%, 11/1/35  1 1
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  — —
RFUCCT1Y + 1.875%, 7.812%, 8/1/36  1 1
RFUCCT1Y + 1.892%, 6.807%, 12/1/35  — —
RFUCCT1Y + 2.04%, 6.665%, 12/1/36  — 1
Federal National Mortgage Assn., CMO, IO
2.00%, 11/25/50 - 1/25/51  5,309 710
2.50%, 12/25/50  7,953 1,250
6.50%, 2/25/32  — —
Federal National Mortgage Assn., UMBS
1.50%, 11/1/36 - 1/1/42  2,955 2,531
2.00%, 9/1/36 - 3/1/52  24,644 19,697
2.50%, 5/1/30 - 9/1/52  12,257 10,236
3.00%, 1/1/27 - 3/1/52  3,332 2,983

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
3.50%, 4/1/31 - 7/1/50  3,355 3,053
4.00%, 11/1/37 - 11/1/52  3,821 3,597
4.50%, 7/1/39 - 10/1/52  4,278 4,079
5.00%, 7/1/33 - 9/1/53  1,752 1,721
5.50%, 12/1/33 - 10/1/54  3,448 3,429
6.00%, 11/1/32 - 8/1/54  4,670 4,756
6.50%, 7/1/32 - 1/1/55  2,547 2,633
7.00%, 7/1/29 - 3/1/54  193 203
7.50%, 6/1/28  — —
UMBS, TBA
5.00%, 6/1/40 - 6/1/55 (13) 1,910 1,873
98,010
U.S. Government Obligations  4.8%
Government National Mortgage Assn.
2.00%, 1/20/51 - 3/20/52  5,873 4,719
2.50%, 8/20/50 - 3/20/52  6,745 5,654
3.00%, 5/20/46 - 3/20/52  4,579 4,019
3.50%, 9/15/41 - 2/20/48  3,079 2,784
4.00%, 2/20/41 - 9/20/52  3,787 3,492
4.50%, 11/20/39 - 4/20/53  2,251 2,142
5.00%, 4/20/35 - 4/20/53  2,472 2,426
5.50%, 10/20/32 - 3/20/49  421 426
6.00%, 9/20/52 - 11/20/52  742 755
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  26 24
3.50%, 10/20/50  460 376
Government National Mortgage Assn., CMO, IO
2.00%, 2/20/51  2,312 275
2.50%, 6/20/51 - 11/20/51  8,186 1,176
3.50%, 3/20/43 - 5/20/43  174 18
4.00%, 2/20/43  17 3
Government National Mortgage Assn., TBA (13)
5.50%, 6/20/55  2,490 2,472
6.00%, 6/20/55  450 454
31,215
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $137,887) 130,795
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  28.5%
U.S. Treasury Obligations  28.5%
U.S. Treasury Bonds, 1.125%, 5/15/40  2,255 1,368
U.S. Treasury Bonds, 1.25%, 5/15/50 (14) 15,580 7,271

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 1.375%, 8/15/50  9,130 4,377
U.S. Treasury Bonds, 1.875%, 2/15/41  1,500 1,009
U.S. Treasury Bonds, 2.25%, 2/15/52  10,795 6,426
U.S. Treasury Bonds, 2.375%, 2/15/42  2,395 1,705
U.S. Treasury Bonds, 2.375%, 11/15/49  2,215 1,390
U.S. Treasury Bonds, 2.50%, 2/15/45  1,480 1,018
U.S. Treasury Bonds, 3.00%, 8/15/52  780 550
U.S. Treasury Bonds, 3.375%, 5/15/44  1,275 1,027
U.S. Treasury Bonds, 3.625%, 2/15/53  2,145 1,712
U.S. Treasury Bonds, 3.875%, 2/15/43  960 843
U.S. Treasury Bonds, 4.00%, 11/15/42  2,715 2,430
U.S. Treasury Bonds, 4.00%, 11/15/52  825 706
U.S. Treasury Bonds, 4.125%, 8/15/44  8,225 7,392
U.S. Treasury Bonds, 4.125%, 8/15/53  455 398
U.S. Treasury Bonds, 4.25%, 2/15/54  1,015 906
U.S. Treasury Bonds, 4.25%, 8/15/54  14,605 13,061
U.S. Treasury Bonds, 4.375%, 5/15/41  175 166
U.S. Treasury Bonds, 4.50%, 2/15/44  1,535 1,456
U.S. Treasury Bonds, 4.625%, 11/15/44  4,080 3,920
U.S. Treasury Bonds, 4.625%, 2/15/55  1,700 1,622
U.S. Treasury Bonds, 4.75%, 11/15/43  6,475 6,348
U.S. Treasury Bonds, 4.75%, 2/15/45  6,730 6,572
U.S. Treasury Bonds, 4.75%, 11/15/53  7,260 7,043
U.S. Treasury Notes, 0.625%, 8/15/30  1,350 1,138
U.S. Treasury Notes, 1.375%, 11/15/31  5,370 4,535
U.S. Treasury Notes, 1.50%, 2/15/30  500 448
U.S. Treasury Notes, 1.875%, 2/15/32  580 503
U.S. Treasury Notes, 3.75%, 4/30/27  5,185 5,169
U.S. Treasury Notes, 3.875%, 4/30/30  34,405 34,276
U.S. Treasury Notes, 3.875%, 8/15/34 (14) 16,660 16,055
U.S. Treasury Notes, 4.00%, 3/31/30  4,400 4,409
U.S. Treasury Notes, 4.00%, 7/31/30 (14) 5,495 5,497
U.S. Treasury Notes, 4.00%, 2/15/34  555 542
U.S. Treasury Notes, 4.125%, 3/31/32  7,165 7,152
U.S. Treasury Notes, 4.25%, 1/31/30  2,700 2,734
U.S. Treasury Notes, 4.25%, 11/15/34  10,685 10,585
U.S. Treasury Notes, 4.375%, 5/15/34  3,280 3,290
U.S. Treasury Notes, 4.50%, 11/15/33  6,555 6,653
U.S. Treasury Notes, 4.625%, 2/15/35  1,980 2,018
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $206,862) 185,720

T. ROWE PRICE Total Return Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  2.6%
Money Market Funds  2.6%
T. Rowe Price Government Reserve Fund, 4.38% (15)(16) 17,211 17,211
Total Short-Term Investments
(Cost $17,211) 17,211
SECURITIES LENDING COLLATERAL  0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.38% (15)(16) 3,223 3,223
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 3,223
Total Securities Lending Collateral
(Cost $3,223) 3,223
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate Swap,
7/11/55 Pay Fixed 4.55%
Annually, Receive Variable
4.35% (SOFR) Annually,
7/9/25 @ 4.55%* (4) 1 14,200 21
Goldman Sachs
10 Year Interest Rate Swap,
7/10/35 Pay Fixed 4.75%
Annually, Receive Variable
4.35% (SOFR) Annually,
7/8/25 @ 4.75%* (4) 1 19,600 2

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
SPDR Euro STOXX 50 ETF,
Put, 8/15/25 @ $50.00 (4) 600 3,551 22
Total Options Purchased (Cost $609) 45
Total Investments in Securities
101.0% of Net Assets
(Cost $689,356) $ 658,468
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $193,486 and represents 29.7% of net assets.
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,225 and represents 0.6% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Non-income producing
(5) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(6) All or a portion of this loan is unsettled as of May 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) See Note 4 . All or a portion of this security is on loan at May 31, 2025.
(10) Security is in default or has failed to make a scheduled interest and/or principal payment.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,799 and represents 0.7% of net assets.
(14) At May 31, 2025, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(15) Seven-day yield
(16) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CNH Offshore China Renminbi
COP Colombian Peso
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit

T. ROWE PRICE Total Return Fund

.
.
.
.
.
.
.
.
.
.
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Total Return Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.3)%
U.S. Government Agency Obligations  (0.1)%
UMBS, TBA, 3.00%, 6/1/55  1,010,000 (859)
(859)
U.S. Government Obligations  (0.2)%
Government National Mortgage Assn., TBA, 2.50%, 6/20/55  1,030,000 (863)
(863)
Total TBA Sales Commitments (Proceeds $(1,748)) (1,722)

T. ROWE PRICE Total Return Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
6/20/25 @ $79.00 407 3,238 (21)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
6/20/25 @ $79.00 407 3,238 (15)
Total Options Written (Premiums $(44)) $ (36)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Total Return Swaps (0.0)%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable
4.344% (SOFR + 0.00%) Quarterly,
12/20/25 6,550 (64) 33 (97)
Total Bilateral Total Return Swaps 33 (97)
Total Bilateral Swaps 33 (97)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.3)%
Protection Bought (Relevant Credit:
Beazer Homes USA), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/29 3,571 (203) (267) 64
Protection Bought (Relevant Credit:
Markit CDX.NA.HY-S40, 5 Year Index),
Pay 5.00% Quarterly, Receive upon
credit default, 6/20/28 31,850 (2,263) (1,582) (681)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (617)
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S44, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit
default, 6/20/30 19,500 1,401 843 558
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S44, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/30 19,483 430 347 83
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S43, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/30 (EUR) 34,363 865 774 91

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: SES,
Baa3*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/30 (EUR) * 1,700 (129) (145) 16
Total Centrally Cleared Credit Default Swaps,
Protection Sold 748
Interest Rate Swaps (0.1)%
10 Year Interest Rate Swap, Pay Fixed
3.703% Annually, Receive Variable
4.315% (SOFR) Annually, 4/30/35 19,470 248 — 248
10 Year Interest Rate Swap, Pay Fixed
3.815% Annually, Receive Variable
4.321% (SOFR) Annually, 4/24/35 19,333 67 — 67
10 Year Interest Rate Swap, Pay Fixed
4.002% Annually, Receive Variable
4.297% (SOFR) Annually, 5/16/35 39,143 (479) — (479)
Total Centrally Cleared Interest Rate Swaps (164)
Zero-Coupon Inflation Swaps (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.533% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 3,604 — — —
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.545% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 3,605 (3) — (3)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.548% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 8,568 (7) — (7)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.555% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 6,787 (8) — (8)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.558% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/13/30 9,032 (12) — (12)
5 Year Zero-Coupon Inflation Swap
Pay Fixed 2.562% at Maturity, Receive
Variable (Change in CPI) at Maturity,
5/14/30 3,604 (5) — (5)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.439% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 1,193 5 — 5
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.447% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 1,944 7 — 7
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.454% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/26/35 3,882 11 — 11
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.458% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 415 1 — 1
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.459% at Maturity, Receive
Variable (Change in CPI) at Maturity,
3/21/35 2,716 7 — 7
10 Year Zero-Coupon Inflation Swap
Pay Fixed 2.520% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/2/35 6,650 (21) — (21)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (25)
Total Centrally Cleared Swaps (58)
Net payments (receipts) of variation margin to date (77)
Variation margin receivable (payable) on centrally cleared swaps $ (135)
* Credit ratings as of May 31, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $55

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 6/3/25 GBP 412 USD 551 $ 4
Bank of America 6/4/25 MYR 2,122 USD 505 (6)
Bank of America 6/4/25 USD 990 MYR 4,224 (3)
Bank of America 7/2/25 USD 506 MYR 2,122 6
Bank of America 8/22/25 GBP 2,405 USD 3,216 25
Barclays Bank 6/3/25 BRL 1,655 USD 290 (1)
Barclays Bank 6/3/25 TRY 15,047 USD 375 7
Barclays Bank 6/3/25 USD 284 BRL 1,655 (5)
Barclays Bank 7/25/25 JPY 1,972,495 USD 13,973 (177)
Barclays Bank 7/25/25 NOK 779 USD 77 (1)
Barclays Bank 7/25/25 NZD 71 USD 43 —
Barclays Bank 7/25/25 USD 51 CHF 42 —
Barclays Bank 7/25/25 USD 1,339 NOK 14,239 (56)
Citibank 6/3/25 INR 125,029 USD 1,463 (2)
Citibank 6/3/25 TWD 12,964 USD 432 1
Citibank 6/3/25 USD 1,472 INR 125,028 11
Citibank 6/3/25 USD 433 TWD 12,964 —
Citibank 6/4/25 NZD 919 USD 548 1
Citibank 7/2/25 INR 125,029 USD 1,469 (10)
Citibank 7/2/25 TWD 12,964 USD 436 1
Citibank 7/18/25 CZK 9,295 USD 420 4
Citibank 7/25/25 CAD 104 USD 76 —
Citibank 7/25/25 USD 38 NOK 397 (1)
Deutsche Bank 6/3/25 CLP 428,455 USD 457 (5)
Deutsche Bank 6/3/25 PEN 610 USD 167 2
Deutsche Bank 6/3/25 TWD 46,746 USD 1,545 16
Deutsche Bank 6/3/25 USD 489 CHF 402 —
Deutsche Bank 6/3/25 USD 455 CLP 428,454 2
Deutsche Bank 6/3/25 USD 549 GBP 408 —
Deutsche Bank 6/3/25 USD 168 PEN 609 —
Deutsche Bank 6/3/25 USD 402 PHP 22,332 2
Deutsche Bank 6/3/25 USD 1,523 TWD 46,746 (39)
Deutsche Bank 6/4/25 CNH 13,179 USD 1,833 (3)
Deutsche Bank 6/4/25 COP 1,088,520 USD 262 (1)
Deutsche Bank 6/4/25 USD 1,826 CNH 13,245 (13)
Deutsche Bank 6/4/25 USD 264 COP 1,088,520 2
Deutsche Bank 6/4/25 USD 303 MYR 1,332 (10)
Deutsche Bank 7/2/25 COP 1,088,521 USD 263 (2)
Deutsche Bank 7/2/25 GBP 408 USD 549 —
Deutsche Bank 7/2/25 PHP 22,332 USD 402 (2)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 7/2/25 USD 457 CLP 428,454 $ 5
Deutsche Bank 7/2/25 USD 167 PEN 609 (2)
Deutsche Bank 7/3/25 USD 1,837 CNH 13,179 3
Deutsche Bank 8/22/25 USD 365 EUR 320 (1)
Deutsche Bank 9/11/25 USD 1,141 EGP 64,120 (89)
Goldman Sachs 6/3/25 IDR 3,674,991 USD 226 —
Goldman Sachs 6/3/25 USD 225 IDR 3,674,991 —
Goldman Sachs 7/2/25 USD 225 IDR 3,674,991 1
HSBC Bank 6/3/25 USD 862 ILS 3,114 (24)
HSBC Bank 7/25/25 USD 6,770 JPY 942,200 180
JPMorgan Chase 6/2/25 CAD 98 USD 71 —
JPMorgan Chase 6/2/25 USD 70 CAD 98 (1)
JPMorgan Chase 6/3/25 AUD 17 USD 11 —
JPMorgan Chase 6/3/25 BRL 451 USD 78 —
JPMorgan Chase 6/3/25 BRL 59 USD 10 —
JPMorgan Chase 6/3/25 CHF 418 USD 508 1
JPMorgan Chase 6/3/25 CHF 7 USD 9 —
JPMorgan Chase 6/3/25 CLP 123,738 USD 131 (1)
JPMorgan Chase 6/3/25 CZK 7,918 USD 360 1
JPMorgan Chase 6/3/25 EUR 210 USD 240 (1)
JPMorgan Chase 6/3/25 GBP 8 USD 10 —
JPMorgan Chase 6/3/25 HUF 33,123 USD 93 —
JPMorgan Chase 6/3/25 HUF 13,280 USD 37 —
JPMorgan Chase 6/3/25 IDR 6,285,832 USD 386 —
JPMorgan Chase 6/3/25 ILS 1,614 USD 456 3
JPMorgan Chase 6/3/25 INR 211 USD 2 —
JPMorgan Chase 6/3/25 INR 8,192 USD 96 —
JPMorgan Chase 6/3/25 JPY 61,325 USD 426 —
JPMorgan Chase 6/3/25 JPY 7,672 USD 54 (1)
JPMorgan Chase 6/3/25 MXN 11,389 USD 579 8
JPMorgan Chase 6/3/25 MXN 1,863 USD 97 (1)
JPMorgan Chase 6/3/25 NOK 14 USD 1 —
JPMorgan Chase 6/3/25 NOK 982 USD 97 —
JPMorgan Chase 6/3/25 PEN 51 USD 14 —
JPMorgan Chase 6/3/25 PHP 818 USD 15 —
JPMorgan Chase 6/3/25 PHP 2,295 USD 41 —
JPMorgan Chase 6/3/25 PLN 33 USD 9 —
JPMorgan Chase 6/3/25 SEK 1,595 USD 166 —
JPMorgan Chase 6/3/25 SEK 14 USD 1 —
JPMorgan Chase 6/3/25 SGD 9 USD 7 —

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 6/3/25 SGD 64 USD 50 $ —
JPMorgan Chase 6/3/25 TRY 515 USD 13 —
JPMorgan Chase 6/3/25 TWD 7,664 USD 255 1
JPMorgan Chase 6/3/25 USD 253 AUD 392 —
JPMorgan Chase 6/3/25 USD 186 AUD 291 (1)
JPMorgan Chase 6/3/25 USD 89 BRL 510 —
JPMorgan Chase 6/3/25 USD 15 CHF 12 —
JPMorgan Chase 6/3/25 USD 13 CHF 11 —
JPMorgan Chase 6/3/25 USD 131 CLP 123,738 1
JPMorgan Chase 6/3/25 USD 2 CZK 38 —
JPMorgan Chase 6/3/25 USD 261 CZK 5,811 (4)
JPMorgan Chase 6/3/25 USD 35 EUR 31 —
JPMorgan Chase 6/3/25 USD 200 EUR 179 (4)
JPMorgan Chase 6/3/25 USD 9 GBP 7 —
JPMorgan Chase 6/3/25 USD 7 GBP 5 —
JPMorgan Chase 6/3/25 USD 494 HUF 177,457 (5)
JPMorgan Chase 6/3/25 USD 380 IDR 6,285,832 (6)
JPMorgan Chase 6/3/25 USD 99 INR 8,403 —
JPMorgan Chase 6/3/25 USD 12 JPY 1,656 —
JPMorgan Chase 6/3/25 USD 28 JPY 3,995 —
JPMorgan Chase 6/3/25 USD 5 MXN 106 —
JPMorgan Chase 6/3/25 USD 138 MXN 2,700 (1)
JPMorgan Chase 6/3/25 USD 1 NOK 15 —
JPMorgan Chase 6/3/25 USD 14 PEN 51 —
JPMorgan Chase 6/3/25 USD 7 PHP 412 —
JPMorgan Chase 6/3/25 USD 533 PLN 2,015 (5)
JPMorgan Chase 6/3/25 USD 7 SEK 65 —
JPMorgan Chase 6/3/25 USD 37 SGD 48 —
JPMorgan Chase 6/3/25 USD 393 TRY 15,447 1
JPMorgan Chase 6/3/25 USD 3 TRY 115 —
JPMorgan Chase 6/3/25 USD 203 TWD 5,984 4
JPMorgan Chase 6/3/25 USD 56 TWD 1,680 (1)
JPMorgan Chase 6/3/25 USD 110 ZAR 1,961 1
JPMorgan Chase 6/3/25 USD 2 ZAR 38 —
JPMorgan Chase 6/3/25 ZAR 19 USD 1 —
JPMorgan Chase 6/4/25 CNH 324 USD 45 —
JPMorgan Chase 6/4/25 COP 164,100 USD 38 2
JPMorgan Chase 6/4/25 COP 597,728 USD 144 —
JPMorgan Chase 6/4/25 KRW 299,320 USD 211 6
JPMorgan Chase 6/4/25 KRW 1,194,915 USD 877 (10)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 6/4/25 MYR 62 USD 15 $ —
JPMorgan Chase 6/4/25 NZD 32 USD 19 —
JPMorgan Chase 6/4/25 USD 5 CNH 33 —
JPMorgan Chase 6/4/25 USD 31 CNH 225 —
JPMorgan Chase 6/4/25 USD 40 COP 164,100 —
JPMorgan Chase 6/4/25 USD 142 COP 597,728 (2)
JPMorgan Chase 6/4/25 USD 1,077 KRW 1,481,347 3
JPMorgan Chase 6/4/25 USD 9 KRW 12,888 —
JPMorgan Chase 6/4/25 USD 2 MYR 10 —
JPMorgan Chase 6/4/25 USD 5 NZD 9 —
JPMorgan Chase 6/4/25 USD 561 NZD 942 (2)
JPMorgan Chase 6/5/25 THB 51 USD 2 —
JPMorgan Chase 6/5/25 THB 27,647 USD 853 (11)
JPMorgan Chase 6/5/25 USD 24 THB 806 —
JPMorgan Chase 7/2/25 AUD 379 USD 245 —
JPMorgan Chase 7/2/25 BRL 27 USD 5 —
JPMorgan Chase 7/2/25 CLP 971 USD 1 —
JPMorgan Chase 7/2/25 EUR 17 USD 20 —
JPMorgan Chase 7/2/25 HUF 100,607 USD 282 1
JPMorgan Chase 7/2/25 IDR 42,810 USD 3 —
JPMorgan Chase 7/2/25 KRW 30,986 USD 23 —
JPMorgan Chase 7/2/25 MYR 44 USD 10 —
JPMorgan Chase 7/2/25 NZD 730 USD 436 1
JPMorgan Chase 7/2/25 PEN 5 USD 1 —
JPMorgan Chase 7/2/25 PLN 1,165 USD 310 1
JPMorgan Chase 7/2/25 THB 448 USD 14 —
JPMorgan Chase 7/2/25 TRY 15,266 USD 377 (1)
JPMorgan Chase 7/2/25 USD 58 CAD 80 —
JPMorgan Chase 7/2/25 USD 497 CHF 408 (1)
JPMorgan Chase 7/2/25 USD 355 CZK 7,805 (1)
JPMorgan Chase 7/2/25 USD 127 INR 10,920 —
JPMorgan Chase 7/2/25 USD 410 JPY 58,728 —
JPMorgan Chase 7/2/25 USD 833 KRW 1,132,446 11
JPMorgan Chase 7/2/25 USD 94 NOK 961 —
JPMorgan Chase 7/2/25 USD 3 PHP 156 —
JPMorgan Chase 7/2/25 USD 62 SEK 591 —
JPMorgan Chase 7/2/25 USD 832 THB 26,907 10
JPMorgan Chase 7/2/25 USD 6 TWD 180 —
JPMorgan Chase 7/2/25 ZAR 1,910 USD 106 —
JPMorgan Chase 8/22/25 EUR 378 USD 425 7

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
JPMorgan Chase 8/22/25 USD 196 GBP 147 $ (2)
Morgan Stanley 6/3/25 ILS 1,500 USD 427 —
Morgan Stanley 6/5/25 USD 804 THB 26,892 (15)
Morgan Stanley 7/2/25 USD 427 ILS 1,500 —
RBC Dominion
Securities 6/3/25 IDR 2,610,841 USD 154 6
RBC Dominion
Securities 6/3/25 INR 121,233 USD 1,413 4
RBC Dominion
Securities 6/3/25 USD 160 IDR 2,610,841 —
RBC Dominion
Securities 6/3/25 USD 1,418 INR 121,233 2
RBC Dominion
Securities 6/4/25 KRW 1,468,459 USD 1,067 (3)
RBC Dominion
Securities 6/4/25 USD 1,030 KRW 1,468,459 (35)
Societe Generale 6/3/25 BRL 66,111 USD 11,091 458
Societe Generale 6/3/25 BRL 38,991 USD 6,830 (19)
Societe Generale 6/3/25 USD 12,411 BRL 70,811 41
Societe Generale 6/3/25 USD 5,902 BRL 34,291 (88)
Societe Generale 6/3/25 USD 95 NOK 981 (1)
Societe Generale 7/2/25 BRL 4,700 USD 825 (9)
Standard Chartered 6/4/25 MYR 3,382 USD 785 10
Standard Chartered 6/6/25 COP 10,468,470 USD 2,397 121
Standard Chartered 7/18/25 USD 421 CZK 9,295 (3)
Standard Chartered 7/25/25 JPY 58,565 USD 404 6
Standard Chartered 7/25/25 USD 39 CAD 53 —
Standard Chartered 8/22/25 USD 11,267 EUR 9,952 (96)
Standard Chartered 9/11/25 EGP 128,350 USD 2,352 109
State Street 6/3/25 AUD 666 USD 424 6
State Street 6/3/25 USD 443 JPY 63,346 2
State Street 6/3/25 USD 541 MXN 10,446 2
State Street 6/6/25 USD 2,474 COP 10,468,470 (44)
State Street 7/2/25 MXN 10,446 USD 539 (2)
State Street 7/25/25 NOK 452 USD 44 1
State Street 7/25/25 NZD 42 USD 25 —
State Street 7/25/25 USD 278 AUD 437 (4)
State Street 8/29/25 USD 502 SEK 4,799 (2)
Toronto-Dominion Bank 6/3/25 PEN 1,832 USD 497 9
Toronto-Dominion Bank 6/3/25 USD 505 PEN 1,832 (1)

T. ROWE PRICE Total Return Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Toronto-Dominion Bank 6/4/25 COP 1,522,148 USD 357 $ 9
Toronto-Dominion Bank 6/4/25 USD 367 COP 1,522,148 1
Toronto-Dominion Bank 7/25/25 USD 4,741 CAD 6,546 (43)
UBS Investment Bank 6/3/25 PHP 19,631 USD 349 3
UBS Investment Bank 7/25/25 CHF 450 USD 550 1
UBS Investment Bank 7/25/25 USD 1,743 CHF 1,408 20
UBS Investment Bank 7/25/25 USD 538 JPY 76,959 —
UBS Investment Bank 7/25/25 USD 111 NZD 191 (3)
UBS Investment Bank 8/22/25 USD 3,207 GBP 2,405 (35)
Wells Fargo 6/3/25 BRL 4,240 USD 738 3
Wells Fargo 6/3/25 BRL 30,166 USD 5,284 (15)
Wells Fargo 6/3/25 CLP 371,858 USD 395 (2)
Wells Fargo 6/3/25 HUF 131,054 USD 368 —
Wells Fargo 6/3/25 PEN 2,421 USD 668 1
Wells Fargo 6/3/25 PLN 1,982 USD 527 2
Wells Fargo 6/3/25 SGD 1,662 USD 1,290 (1)
Wells Fargo 6/3/25 USD 743 BRL 4,240 2
Wells Fargo 6/3/25 USD 5,176 BRL 30,166 (93)
Wells Fargo 6/3/25 USD 398 CLP 371,858 5
Wells Fargo 6/3/25 USD 94 CZK 2,069 —
Wells Fargo 6/3/25 USD 662 PEN 2,421 (7)
Wells Fargo 6/3/25 USD 160 SEK 1,544 (1)
Wells Fargo 6/3/25 USD 1,292 SGD 1,687 (16)
Wells Fargo 6/3/25 ZAR 1,980 USD 106 4
Wells Fargo 7/2/25 USD 1,292 SGD 1,662 1
Net unrealized gain (loss) on open forward
currency exchange contracts $ 112

T. ROWE PRICE Total Return Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 21 Euro BOBL contracts 6/25 (2,841) $ (2)
Long, 4 Euro BTP contracts 6/25 550 7
Short, 6 Euro BUND contracts 6/25 (894) (9)
Short, 1 Euro BUXL thirty year bond contracts 6/25 (138) (3)
Short, 8 Euro OAT contracts 6/25 (1,142) (18)
Short, 35 Euro SCHATZ contracts 6/25 (4,266) (8)
Long, 5 Mini ten year JGB contracts 6/25 484 (1)
Short, 36 Government of Canada five year bond
contracts 9/25 (2,995) (22)
Long, 23 Government of Canada ten year bond
contracts 9/25 2,050 21
Short, 10 Long Gilt ten year contracts 9/25 (1,233) (4)
Long, 36 U.S. Treasury Long Bond contracts 9/25 4,060 26
Long, 191 U.S. Treasury Notes five year contracts 9/25 20,664 41
Short, 110 U.S. Treasury Notes ten year contracts 9/25 (12,183) (13)
Long, 373 U.S. Treasury Notes two year contracts 9/25 77,374 67
Long, 709 Ultra U.S. Treasury Notes ten year
contracts 9/25 79,796 566
Net payments (receipts) of variation margin to date (567)
Variation margin receivable (payable) on open futures contracts $ 81

T. ROWE PRICE Total Return Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ — $ — $ 606++
Totals $ —# $ — $ 606+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 18,880  ¤  ¤ $ 20,434
Total $ 20,434^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $606 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $20,434.

T. ROWE PRICE Total Return Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $689,356) $ 658,468
Receivable for investment securities sold 8,111
Interest receivable 4,855
Unrealized gain on forward currency exchange contracts 1,165
Variation margin receivable on futures contracts 81
Receivable for shares sold 64
Foreign currency (cost $41) 41
Bilateral swap premiums paid 33
Due from affiliates 10
Other assets 50
Total assets 672,878
Liabilities
Payable for investment securities purchased 12,859
Obligation to return securities lending collateral 3,223
TBA Sales Commitments (proceeds $1,748) 1,722
Unrealized loss on forward currency exchange contracts 1,053
Payable for shares redeemed 583
Investment management fees payable 167
Variation margin payable on centrally cleared swaps 135
Unrealized loss on bilateral swaps 97
Options written (premiums $44) 36
Other liabilities 792
Total liabilities 20,667
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 652,211

T. ROWE PRICE Total Return Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (141,654)
Paid-in capital applicable to 78,647,582 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 793,865
NET ASSETS $ 652,211
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $96,939; Shares outstanding: 11,694,984) $ 8.29
Advisor Class
(Net assets: $855; Shares outstanding: 103,053) $ 8.29
I Class
(Net assets: $554,417; Shares outstanding: 66,849,545) $ 8.29

T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 35,820
Dividend 972
Securities lending 32
Total income 36,824
Expenses
Investment management 2,014
Shareholder servicing
Investor Class $ 174
Advisor Class 2
I Class 37 213
Rule 12b-1 fees
Advisor Class 2
Prospectus and shareholder reports
Investor Class 11
Advisor Class 1
I Class 9 21
Custody and accounting 269
Registration 83
Legal and audit 50
Directors 2
Miscellaneous 19
Waived / paid by Price Associates (383)
Total expenses 2,290
Net investment income 34,534

T. ROWE PRICE Total Return Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (5,217)
Futures 107
Swaps (390)
Options written (170)
Forward currency exchange contracts (11)
Foreign currency transactions (232)
Net realized loss (5,913)
Change in net unrealized gain / loss
Securities 9,342
Futures 738
Swaps (102)
Options written (147)
Forward currency exchange contracts (27)
TBA Sales Commitments 26
Other assets and liabilities denominated in foreign currencies 19
Change in net unrealized gain / loss 9,849
Net realized and unrealized gain / loss 3,936
INCREASE IN NET ASSETS FROM OPERATIONS $ 38,470

T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 34,534 $ 33,856
Net realized loss (5,913) (39,956)
Change in net unrealized gain / loss 9,849 17,640
Increase in net assets from operations 38,470 11,540
Distributions to shareholders
Net earnings
Investor Class (4,988) (3,996)
Advisor Class (38) (32)
I Class (28,914) (26,793)
Tax return of capital – –
Investor Class (89) (503)
Advisor Class (1) (4)
I Class (526) (3,035)
Decrease in net assets from distributions (34,556) (34,363)
Capital share transactions
*
Shares sold
Investor Class 37,769 46,136
Advisor Class 91 24
I Class 63,797 66,567
Distributions reinvested
Investor Class 4,981 4,439
Advisor Class 39 36
I Class 23,706 23,340
Shares redeemed
Investor Class (42,157) (40,773)
Advisor Class (35) (101)
I Class (86,028) (115,840)
Increase (decrease) in net assets from capital
share transactions 2,163 (16,172)

T. ROWE PRICE Total Return Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
5/31/25 5/31/24
Net Assets
Increase (decrease) during period 6,077 (38,995)
Beginning of period 646,134 685,129
End of period $ 652,211 $ 646,134
*Share information (000s)
Shares sold
Investor Class 4,493 5,530
Advisor Class 10 3
I Class 7,588 8,046
Distributions reinvested
Investor Class 593 536
Advisor Class 5 4
I Class 2,821 2,815
Shares redeemed
Investor Class (5,034) (4,928)
Advisor Class (4) (12)
I Class (10,211) (13,926)
Increase (decrease) in shares outstanding 261 (1,932)

T. ROWE PRICE Total Return Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Total Return Fund, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Return Fund (the
fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to maximize total return through income and, secondarily, capital appreciation. The fund has three classes of shares:
the Total Return Fund (Investor Class), the Total Return Fund–Advisor Class
(Advisor Class) and the Total Return Fund–I Class (I Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected

T. ROWE PRICE Total Return Fund

as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Total Return Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Total Return Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be

T. ROWE PRICE Total Return Fund

the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are

T. ROWE PRICE Total Return Fund

deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Total Return Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 328,518 $ — $ 328,518
Asset-Backed Securities — 86,872 1,395 88,267
Bank Loans — 46,767 2,226 48,993
Common Stocks 1 — — 1
Convertible Preferred Stocks 414 — 500 914
Corporate Bonds — 120,579 700 121,279
Non-U.S. Government
Mortgage-Backed Securities — 48,387 318 48,705
Preferred Stocks — — 1,312 1,312
Short-Term Investments 17,211 — — 17,211
Securities Lending Collateral 3,223 — — 3,223
Options Purchased — 45 — 45
Total Securities 20,849 631,168 6,451 658,468
Swaps* — 1,158 — 1,158
Forward Currency Exchange
Contracts — 1,165 — 1,165
Futures Contracts* 728 — — 728
Total $ 21,577 $ 633,491 $ 6,451 $ 661,519
Liabilities
TBA Sales Commitments $ — $ 1,722 $ — $ 1,722
Options Written — 36 — 36
Swaps* — 1,280 — 1,280
Forward Currency Exchange
Contracts — 1,053 — 1,053
Futures Contracts* 80 — — 80
Total $ 80 $ 4,091 $ — $ 4,171
1
Includes Convertible Bonds, Foreign Government Obligations & Municipalities,
Municipal Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).

T. ROWE PRICE Total Return Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Return Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 31
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ 1,066
Foreign exchange derivatives Forwards 1,165
Credit derivatives Centrally Cleared Swaps 812
Equity derivatives Securities^ 22
^
,*
Total $ 3,096
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 56
Interest rate derivatives Centrally Cleared Swaps, Futures 559
Foreign exchange derivatives Forwards 1,053
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps, Options
Written 781
Total $ 2,449
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Total Return Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 106 $ 106
Interest rate
derivatives 938 188 149 — 74 1,349
Foreign
exchange
derivatives (187) — — (11) — (198)
Credit
derivatives 653 (358) — — (570) (275)
Equity
derivatives (420) — (42) — — (462)
Total $ 984 $ (170) $ 107 $ (11) $ (390) $ 520

T. ROWE PRICE Total Return Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (11) $ (11)
Interest rate
derivatives (391) (119) 738 — (273) (45)
Foreign
exchange
derivatives — — — (27) — (27)
Credit
derivatives — (28) — — 182 154
Equity
derivatives 247 — — — — 247
Total $ (144) $ (147) $ 738 $ (27) $ (102) $ 318
^ Options purchased are reported as securities.

T. ROWE PRICE Total Return Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, securities valued at $326,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Total Return Fund

derivatives consisted of securities valued at $336,000. As of May 31, 2025, securities valued at $10,891,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return;
and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 2% and 9% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as

T. ROWE PRICE Total Return Fund

to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 17% and 57% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate;
although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise

T. ROWE PRICE Total Return Fund

price. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated
in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended May 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 4% and 36% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are

T. ROWE PRICE Total Return Fund

recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of May 31, 2025, the notional amount of protection sold by the fund totaled $79,931,000 (12.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE Total Return Fund

Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 12% and 39% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing

T. ROWE PRICE Total Return Fund

accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including
“high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-
grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs

T. ROWE PRICE Total Return Fund

based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of May 31, 2025, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.

T. ROWE PRICE Total Return Fund

While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is

T. ROWE PRICE Total Return Fund

at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
May 31, 2025, the value of loaned securities was $3,097,000; the value of cash collateral and related investments was $3,223,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $303,285,000 and $336,189,000, respectively, for the year ended
May 31, 2025. Purchases and sales of U.S. government securities aggregated $700,908,000 and $674,521,000, respectively, for the year ended
May 31, 2025.

T. ROWE PRICE Total Return Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of net currency gains or losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 33,940 $ 30,821
Return of capital 616 3,542
Total distributions $ 34,556 $ 34,363

T. ROWE PRICE Total Return Fund

At May 31, 2025, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards, late-year ordinary loss deferrals and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Prior to
May 1, 2025, Price Associates had entered into a sub-advisory agreement(s)
with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between
($000s)
Cost of investments $ 689,107
Unrealized appreciation $ 5,919
Unrealized depreciation (36,816)
Net unrealized appreciation (depreciation) $ (30,897)
($000s)
Overdistributed ordinary income $ (2,852)
Net unrealized appreciation (depreciation) (30,897)
Loss carryforwards and deferrals (107,905)
Total distributable earnings (loss) $ (141,654)

T. ROWE PRICE Total Return Fund

the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.02% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At May 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at

T. ROWE PRICE Total Return Fund

the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended May 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by
Price Associates in the amount of $1,148,000 remain subject to repayment by the fund at May 31, 2025. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
May 31, 2025, expenses incurred pursuant to these service agreements were
$129,000 for Price Associates; $120,000 for T. Rowe Price Services, Inc.; and
less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.46% 0.75% 0.02%
Expense limitation date 07/31/27 07/31/27 07/31/27
(Waived)/repaid during the period ($000s) $(93) $(1) $(289)

T. ROWE PRICE Total Return Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Total Return Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Total Return Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Total Return Fund, Inc. and
Shareholders of T. Rowe Price Total Return Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Total Return Fund (constituting
T. Rowe Price Total Return Fund, Inc., referred to hereafter as the "Fund")
as of May 31, 2025, the related statement of operations for the year ended
May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May
31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Total Return Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Total Return Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $45,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $45,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $33,461,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Total Return Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
The Adviser had entered into investment subadvisory agreements (Subadvisory
Contracts) with T. Rowe Price International Ltd and T. Rowe Price Hong Kong
Limited (Subadvisers) on behalf of the fund. However, at the Meeting, the Board was presented with information explaining that investment management services would no longer be provided to the fund by these Subadvisers and the Adviser was not seeking continuation of these Subadvisory Contracts. As a result, the Board approved terminating these Subadvisory Contracts with respect to the fund at the end of their term on April 30, 2025.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management

T. ROWE PRICE Total Return Fund

team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.

T. ROWE PRICE Total Return Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees,

T. ROWE PRICE Total Return Fund

nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group), fourth quintile
(Expense Universe), and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business

T. ROWE PRICE Total Return Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F228-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Total Return Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025